ANNUAL REPORT October 31, 2002

                      Nuveen
        Municipal Closed-End
             Exchange-Traded
                       Funds

                                INVESTMENT QUALITY
                                NQM

                                SELECT QUALITY
                                NQS

                                QUALITY INCOME
                                NQU

                                PREMIER INCOME
                                NPF


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PHOTO OF: WOMAN AND GIRL PLAYING CHECKERS.


                Dependable,
            tax-free income
                    because
    it's not what you earn,
       it's what you keep.(R)

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Photo of: Timothy R. Schwertfeger
Chairman of the Board



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Dear
  SHAREHOLDER

Once again, I am pleased to state that during the period covered by this report your Nuveen Fund continued to meet its objective of providing attractive tax-free monthly income. Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and on the Performance Overview pages within this report. Please take the time to read them.

In addition to providing regular tax-free income, we believe that a municipal bond investment like your Nuveen Fund also may offer opportunities to reduce the risk of your overall investment portfolio. This is because the prices of municipal bonds may move differently than the prices of the common stocks, mutual funds or other investments you may own. Since one part of your portfolio may be going up when another is going down, portfolio diversification may reduce your overall risk. Your financial advisor can explain the advantages of portfolio diversification in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

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For more than 100 years, Nuveen has specialized in offering quality investments such as your Nuveen Fund to those seeking to accumulate and preserve wealth. Our commitment to careful research, constant surveillance and judicious trading by our seasoned portfolio management team has never been stronger. Our mission continues to be to assist you and your financial advisor by offering the investment solutions and services that can help you meet your financial objectives. We thank you for choosing us as a partner as you work toward that goal.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

December 16, 2002

Nuveen National Municipal Closed-End Exchange-Traded Funds
(NQM, NQS, NQU, NPF)

Portfolio Managers'
               COMMENTS

Portfolio managers Tom Futrell, Rick Huber, and Bill Fitzgerald discuss U.S. economic conditions, key investment strategies, and recent Fund performance. Tom assumed portfolio management responsibility for NQM in 1990 and added NPF in 2001, while Rick has managed NQS since 1998 and Bill has managed NQU since 1991.


WHAT WERE THE MAJOR FACTORS AFFECTING THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THIS REPORTING PERIOD?

In a number of ways, market conditions have not changed significantly since our last shareholder report.

We believe the most influential factors affecting the economy and the municipal market continue to be the slow pace of economic growth and the relatively low levels of interest rates. In addition, the ongoing threat of terrorism and the current uncertain geopolitical climate also have had an impact on the economy and the markets over this reporting period.

Looking more closely at the municipal market, the sluggish economic recovery and lack of inflationary pressures helped many bonds perform well during most of the twelve-month period that ended October 31, 2002. However, during the month of October 2002, the market environment for all fixed-income investments soured as a rally in the equity markets seemingly caused some investors to sell fixed-income products and purchase common stocks.

In the first ten months of 2002, new municipal bond issuance nationwide reached $289.4 billion, an increase of 30% over January-October 2001. Demand for municipal bonds also remained strong over most of this period, as many individual investors continued to seek investments offering diversification for their portfolios and tax-free income. Institutional investors, especially traditional municipal bond purchasers such as property/casualty insurance companies, have been active buyers in the municipal market.


HOW DID THESE NUVEEN FUNDS PERFORM OVER THE TWELVE MONTHS ENDED OCTOBER 31,
2002?

Individual results for these Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                                   TOTAL RETURN          LEHMAN        LIPPER
              MARKET YIELD               ON NAV   TOTAL RETURN1      AVERAGE2
-----------------------------------------------------------------------------
                                         1 YEAR          1 YEAR        1 YEAR
                       TAXABLE-           ENDED           ENDED         ENDED
        10/31/02    EQUIVALENT3        10/31/02        10/31/02      10/31/02
-----------------------------------------------------------------------------
NQM        6.52%          9.31%           5.85%           5.87%         4.93%
-----------------------------------------------------------------------------
NQS        6.71%          9.59%           4.22%           5.87%         4.93%
-----------------------------------------------------------------------------
NQU        6.75%          9.64%           2.71%           5.87%         4.93%
-----------------------------------------------------------------------------
NPF        6.69%          9.56%           6.19%           5.87%         4.93%
-----------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

NQM reported a total return for the period that was roughly in line with the performance of the Lehman Index and better than its Lipper leveraged fund peer group average. NPF's total return exceeded both its Lipper peer group average and the Lehman index for over the reporting period. Part of the relatively strong performance of the Fund can be attributed to their durations,4 which is a measure of price sensitivity to interest rate movements.

In a market characterized by rising bond values, as was the case during most of this reporting period, funds with longer durations typically would be expected to outperform funds and indexes with shorter durations - all other things being equal.



1 The total annual returns on common share net asset value for these Nuveen Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of these Funds are compared with the average annualized return of the 56 funds in the Lipper General Leveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 30%.

4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

As of October 31, 2002, the duration of NPF was 13.86, compared with 7.98 for the unleveraged Lehman Brothers Municipal Bond Index.

While NQS also had a relatively long duration of 9.73 on October 31, 2002, it's modest underperformance when compared to its Lipper peer group and the Lehman index can be traced in part to price declines of several airline-backed bonds, including bonds issued to support terminals or facilities of United Air Lines. The value of these bonds fell over the past year, in part due to the general decline in passenger volume that affected many airlines and is part due to the possibility of a bankruptcy declaration by United. (United filed for bankruptcy on December 9, 2002.) Since the United bonds we hold support ongoing operations, we believe the com pany has every intention of continuing to honor the obligations under lying these facilities. Over the longer-term, we believe air travel will remain a major component of transportation in this country, and we think airline-backed bonds, at their currently depressed levels, are positioned to appreciate in value if and when the outlook for these companies improves.

NQU also holds airline-backed bonds whose price decline hurt the Fund's NAV and total return over the reporting period. In addition, NQU was negatively impacted by its holding of bonds issued by the Brazos River Authority for the Texas Utility Electric Company project. Many issues backed by utilities suffered over the reporting period due to concerns about the long-term viability of some companies within this sector. However, we believe that most of the negative concerns about this particular issuer are now priced into these bonds, and we continued to hold them with the expectation that they will appreciate if and when conditions for the utility sector and Texas Utility improve.


HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

As the Fed continued to keep short-term interest rates relatively low, the dividend-payment capabilities of all these Funds benefited from their use of leverage, a strategy that can potentially enhance the dividends paid to common shareholders. The amount of this benefit is tied, in large part, to the short-term rates the Funds pay their MuniPreferred, shareholders. Low short-term rates, such as those currently in effect, can enable the Funds to reduce the amount of income they pay preferred shareholders, which can leave more net earnings to support common share dividends.

During the fiscal year ended October 31, 2002, low short-term interest rates enabled us to implement four dividend increases in NQM and NQS, and three increases in NQU and NPF.

Over the course of the entire reporting period, the share prices of NQS, NQU and NPF fell modestly, primarily as a result of the previously noted October 2002 bond sell-off. NQM's share price fell through most of October, but rallied in the last week of the month to finish the reporting period slight higher than where it started. As of October 31, 2002, each of the Funds continued to trade at modest discounts to their common share net asset values (see charts on individual Performance Overview pages).


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE FISCAL YEAR ENDED OCTOBER 31, 2002?

Over the twelve-month period, our strategic focus continued to be on working to diversify Fund holdings, enhance call protection, and position the Funds for potential changes in the interest rate environment. Specifically, this included purchasing bonds as opportunities arose in the 15- to 20-year part of the yield curve. We believe these purchases will help reduce the Funds' durations over time (making the portfolios less sensitive to interest rate changes), while still providing yields and return potential that are competitive with longer-maturity bonds.

One example of this process was the purchase of State of Washington general obligation bonds for NQU. At the time we added them to the portfolio, these bonds offered a maturity of 21 years and a 5% coupon, which we viewed as both attractive and defensive in the current marketplace. In gen eral, as various states recognized potential budget problems we saw many states' financial situations begin to deteriorate. We think this was one of the reasons for the widening credit spreads we observed in the municipal market over the past year. As a result of these widening spreads, we began to increase our allocation to general obligation bonds on a case-by-case basis in all four funds.

Over the reporting period, our emphasis generally was on yield curve positioning, income enhancement and credit risk reduction, rather than any sector emphasis. However, in NQM and NPF, we continued to add single-family housing bonds, especially those offered in the secondary market. We believe these bonds, as well as our U.S. guaranteed prerefunded holdings, should perform well if interest rates rise.

As of October 31, 2002, each of these four Funds had a significant portion of their portfolios in U.S. guaranteed prerefunded bonds. Given our outlook for the economy and the uncertainty over potential interest rate movements, we expect to maintain our weightings in these high-quality, defensive bonds as we move into 2003. During the past reporting period, we also found what we believe to be attractive opportunities in tobacco settlement bonds and the healthcare and utilities sectors.

Given the current geopolitical and economic climate, maintaining strong credit quality remained a key concern. As of October 31, 2002, each of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 74% to 86% of total net assets.


WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THESE FUNDS IN PARTICULAR?

In general, our outlook for the fixed income markets over the coming months remains positive. We believe the U.S. economy is headed for an eventual recovery, but one that may be slower to arrive and less robust than some are now predicting. We expect inflation and interest rates to remain relatively low over the near term, while new municipal volume should continue to be strong as issuers take advantage of the low rate environment for both new issues and refinancings. Currently, national issuance totals are on pace to surpass $300 billion in 2002, eclipsing the record of $292 billion set in 1993. We also expect demand for tax-exempt municipal bonds to remain solid as investors continue to look for ways to rebalance their portfolios and reduce their overall investment risk.

Over 2003 and 2004, we believe each of these four Funds offers strong levels of call protection. As of October 31, 2002, call exposure over the `03-'04 period ranged from 6% in NQM to 17% in NPF. Actual calls will depend largely on market interest rates over this time. We believe this call exposure is very manageable, and we foresee no problems in working through it.

One of the specific areas of concentration in the months ahead will be to continue managing duration through the purchase of bonds in the 15- to 20-year part of the yield curve. In general, we plan to remain focused on utilizing Nuveen's experience and research expertise to find undervalued bonds that we believe will enhance returns and the Fund's dividend-paying capabilities over time. The heavy issuance many anticipate in the municipal market in the coming months should enhance our ability to find attractive opportunities. Overall, we believe the attractive tax-free income, portfolio diversification, and risk reduction potential (for equity-dominated portfolios) represented by these Funds will continue to make them potentially valuable components in your long-term financial plans.

Nuveen Investment Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of October 31, 2002



NQM

PIE CHART:
CREDIT QUALITY
AAA/U.S. GUARANTEED       77%
AA                         9%
A                          9%
BBB                        1%
NR                         3%
BB OR LOWER                1%


PORTFOLIO STATISTICS
---------------------------------------------------
Share Price                                 $14.99
---------------------------------------------------
Common Share Net Asset Value                $15.63
---------------------------------------------------
Market Yield                                 6.52%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.31%
---------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $558,604
---------------------------------------------------
Average Effective Maturity (Years)           19.25
---------------------------------------------------
Leverage-Adjusted Duration                   10.34
---------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 6/90)
---------------------------------------------------
                      ON SHARE PRICE        ON NAV
---------------------------------------------------
1-Year                         7.71%         5.85%
---------------------------------------------------
5-Year                         5.79%         6.10%
---------------------------------------------------
10-Year                        6.43%         6.99%
---------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
---------------------------------------------------
U.S. Guaranteed                                19%
---------------------------------------------------
Tax Obligation/General                         15%
---------------------------------------------------
Transportation                                 11%
---------------------------------------------------
Healthcare                                     11%
---------------------------------------------------
Tax Obligation/Limited                          9%
---------------------------------------------------


BAR CHART:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
11/01                      0.0735
12/01                      0.0755
1/02                       0.0755
2/02                       0.0755
3/02                       0.078
4/02                       0.078
5/02                       0.078
6/02                       0.08
7/02                       0.08
8/02                       0.08
9/02                       0.0815
10/02                      0.0815


LINE CHART:
SHARE PRICE PERFORMANCE
WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
11/1/01                    14.9
                           15.03
                           14.72
                           14.53
                           14.63
                           14.35
                           14.2
                           14.03
                           14.27
                           14.25
                           14.6
                           14.86
                           14.85
                           14.89
                           14.93
                           14.61
                           14.67
                           14.84
                           14.65
                           14.32
                           14.25
                           14.41
                           14.29
                           14.32
                           14.49
                           14.52
                           14.8
                           14.51
                           14.45
                           14.62
                           14.75
                           15
                           14.79
                           15
                           15.1
                           15.15
                           15.05
                           15.01
                           15.12
                           15.17
                           15.32
                           15.23
                           15.22
                           15.32
                           15.4
                           15.55
                           15.59
                           15.69
                           15.65
                           15.61
                           14.7
                           14.41
10/31/02                   14.9


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2001 of $0.0207 per share.

Nuveen Select Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of October 31, 2002



NQS


PIE CHART:
CREDIT QUALITY
AAA/U.S. GUARANTEED       67%
AA                         7%
A                         17%
BBB                        6%
NR                         2%
BB OR LOWER                1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.40
--------------------------------------------------
Common Share Net Asset Value                $15.00
--------------------------------------------------
Market Yield                                 6.71%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.59%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $508,300
--------------------------------------------------
Average Effective Maturity (Years)           20.19
--------------------------------------------------
Leverage-Adjusted Duration                    9.73
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         5.24%         4.22%
--------------------------------------------------
5-Year                         5.30%         5.96%
--------------------------------------------------
10-Year                        6.84%         7.04%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
U.S. Guaranteed                                15%
--------------------------------------------------
Transportation                                 12%
--------------------------------------------------
Utilities                                      12%
--------------------------------------------------
Housing/Single Family                           9%
--------------------------------------------------

BAR CHART:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
11/01                       0.074
12/01                       0.076
1/02                        0.076
2/02                        0.076
3/02                       0.0775
4/02                       0.0775
5/02                       0.0775
6/02                       0.0795
7/02                       0.0795
8/02                       0.0795
9/02                       0.0805
10/02                      0.0805

LINE CHART:
SHARE PRICE PERFORMANCE
WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
11/1/01                    14.77
                           14.94
                           14.44
                           14.28
                           14.52
                           14.1
                           13.85
                           13.72
                           14.06
                           14.07
                           14.24
                           14.66
                           14.49
                           14.43
                           14.48
                           14.5
                           14.54
                           14.63
                           14.15
                           14.02
                           13.71
                           13.89
                           13.98
                           14.06
                           13.93
                           14.14
                           14.37
                           14.2
                           14.15
                           14.2
                           14.3
                           14.6
                           14.55
                           14.68
                           14.67
                           14.7
                           14.86
                           14.7
                           14.78
                           14.95
                           15
                           14.95
                           14.89
                           15.06
                           15.13
                           15.14
                           15.2
                           15.12
                           15.23
                           15.06
                           14.05
10/31/02                   14.2


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2001 of $0.1582 per share.

Nuveen Quality Income Municipal Fund, Inc.

Performance
   OVERVIEW As of October 31, 2002



NQU

PIE CHART:
CREDIT QUALITY
AAA/U.S. GUARANTEED        70%
AA                         10%
A                          11%
BBB                         6%
BB OR LOWER                 3%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.04
--------------------------------------------------
Common Share Net Asset Value                $14.70
--------------------------------------------------
Market Yield                                 6.75%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.64%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $796,591
--------------------------------------------------
Average Effective Maturity (Years)           19.03
--------------------------------------------------
Leverage-Adjusted Duration                   10.71
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 6/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         3.05%         2.71%
--------------------------------------------------
5-Year                         3.72%         5.32%
--------------------------------------------------
10-Year                        6.92%         7.03%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         20%
--------------------------------------------------
U.S. Guaranteed                                16%
--------------------------------------------------
Transportation                                 11%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Healthcare                                      9%
--------------------------------------------------

BAR CHART:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
11/01                      0.076
12/01                      0.076
1/02                       0.076
2/02                       0.076
3/02                       0.077
4/02                       0.077
5/02                       0.077
6/02                       0.078
7/02                       0.078
8/02                       0.078
9/02                       0.079
10/02                      0.079



LINE CHART:
SHARE PRICE PERFORMANCE
WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
11/1/01                    14.71
                           14.92
                           14.36
                           14.26
                           14.61
                           13.95
                           13.68
                           13.76
                           13.89
                           14.11
                           14.33
                           14.5
                           14.25
                           14.48
                           14.53
                           14.28
                           14.56
                           14.59
                           13.95
                           13.73
                           13.63
                           13.81
                           13.88
                           13.99
                           13.82
                           13.89
                           14.15
                           14.18
                           14.04
                           14.05
                           14.23
                           14.36
                           14.18
                           14.32
                           14.55
                           14.84
                           14.58
                           14.6
                           14.55
                           14.72
                           14.94
                           14.69
                           14.66
                           14.72
                           14.81
                           14.85
                           14.88
                           14.89
                           14.9
                           14.75
                           13.68
10/31/02                   13.81



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0907 per share.

Nuveen Premier Municipal Income Fund, Inc.

Performance
   OVERVIEW As of October 31, 2002

NPF

PIE CHART:
CREDIT QUALITY
AAA/U.S. GUARANTEED        74%
AA                          9%
A                          11%
BBB                         2%
NR                          4%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.52
--------------------------------------------------
Common Share Net Asset Value                $15.23
--------------------------------------------------
Market Yield                                 6.69%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.56%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $305,958
--------------------------------------------------
Average Effective Maturity (Years)           18.17
--------------------------------------------------
Leverage-Adjusted Duration                   13.85
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         4.57%         6.19%
--------------------------------------------------
5-Year                         3.95%         6.06%
--------------------------------------------------
10-Year                        7.37%         7.73%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         19%
--------------------------------------------------
Tax Obligation/Limited                         18%
--------------------------------------------------
U.S. Guaranteed                                14%
--------------------------------------------------
Housing/Multifamily                            13%
--------------------------------------------------
Utilities                                       8%
--------------------------------------------------


BAR CHART:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
11/01                      0.0775
12/01                      0.0785
1/02                       0.0785
2/02                       0.0785
3/02                       0.08
4/02                       0.08
5/02                       0.08
6/02                       0.081
7/02                       0.081
8/02                       0.081
9/02                       0.081
10/02                      0.081


LINE CHART:
SHARE PRICE PERFORMANCE
WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
11/1/01                    15.05
                           15.31
                           14.96
                           14.83
                           14.9
                           14.52
                           14.08
                           13.88
                           14.24
                           14.32
                           14.62
                           14.68
                           14.65
                           14.77
                           14.93
                           14.67
                           14.88
                           14.87
                           14.55
                           14.17
                           13.9
                           14.12
                           14.24
                           14.15
                           14.2
                           14.1
                           14.42
                           14.4
                           14.43
                           14.34
                           14.46
                           14.72
                           14.54
                           14.58
                           14.85
                           14.92
                           14.9
                           14.96
                           14.7
                           14.98
                           15
                           15.01
                           15.03
                           15.2
                           15.24
                           15.2
                           15.11
                           15.34
                           15.55
                           15.1
                           14.35
10/31/02                   14.14


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0243 per share.

Shareholder
       MEETING REPORT

The annual shareholder meeting was held on July 31, 2002, at the Northern Trust Bank, Chicago, Illinois.

                                                                                    NQM
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                            Preferred       Preferred       Preferred        Preferred     Preferred
                                               Common          Shares          Shares          Shares           Shares        Shares
                                               Shares        Series-M        Series-T        Series-W        Series-TH      Series-F
====================================================================================================================================
Robert P. Bremner
   For                                     32,496,330           2,187           2,324           2,326            1,924         2,346
   Withhold                                   366,749               8              11              12               --             1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   32,863,079           2,195           2,335           2,338            1,924         2,347
====================================================================================================================================
Lawrence H. Brown
   For                                     32,498,774           2,187           2,324           2,326            1,924         2,346
   Withhold                                   364,305               8              11              12               --             1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   32,863,079           2,195           2,335           2,338            1,924         2,347
====================================================================================================================================
Anne E. Impellizzeri
   For                                     32,500,510           2,187           2,324           2,324            1,924         2,347
   Withhold                                   362,569               8              11              14               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   32,863,079           2,195           2,335           2,338            1,924         2,347
====================================================================================================================================
Peter R. Sawers
   For                                     32,501,403           2,187           2,324           2,326            1,924         2,346
   Withhold                                   361,676               8              11              12               --             1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   32,863,079           2,195           2,335           2,338            1,924         2,347
====================================================================================================================================
Judith M. Stockdale
   For                                     32,524,250           2,187           2,324           2,324            1,924         2,347
   Withhold                                   338,829               8              11              14               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   32,863,079           2,195           2,335           2,338            1,924         2,347
====================================================================================================================================
William J. Schneider
   For                                             --           2,187           2,324           2,326            1,924         2,346
   Withhold                                        --               8              11              12               --             1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           --           2,195           2,335           2,338            1,924         2,347
====================================================================================================================================
Timothy R. Schwertfeger
   For                                             --           2,187           2,324           2,326            1,924         2,346
   Withhold                                        --               8              11              12               --             1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           --           2,195           2,335           2,338            1,924         2,347
====================================================================================================================================

                                       9

Shareholder
   MEETING REPORT (continued)
                                                                                   NQS
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                            Preferred       Preferred       Preferred        Preferred     Preferred
                                               Common          Shares          Shares          Shares           Shares        Shares
                                               Shares        Series-M        Series-T        Series-W        Series-TH      Series-F
====================================================================================================================================
Robert P. Bremner
   For                                     30,984,102           1,916           1,877           2,626            1,496         2,791
   Withhold                                   424,172               9               5              10                1             1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   31,408,274           1,925           1,882           2,636            1,497         2,792
====================================================================================================================================
Lawrence H. Brown
   For                                     30,988,945           1,916           1,873           2,626            1,496         2,792
   Withhold                                   419,329               9               9              10                1            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   31,408,274           1,925           1,882           2,636            1,497         2,792
====================================================================================================================================
Anne E. Impellizzeri
   For                                     30,975,590           1,916           1,873           2,626            1,496         2,791
   Withhold                                   432,684               9               9              10                1             1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   31,408,274           1,925           1,882           2,636            1,497         2,792
====================================================================================================================================
Peter R. Sawers
   For                                     30,977,021           1,916           1,877           2,626            1,496         2,792
   Withhold                                   431,253               9               5              10                1            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   31,408,274           1,925           1,882           2,636            1,497         2,792
====================================================================================================================================
Judith M. Stockdale
   For                                     30,986,225           1,916           1,877           2,628            1,496         2,764
   Withhold                                   422,049               9               5               8                1            28
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   31,408,274           1,925           1,882           2,636            1,497         2,792
====================================================================================================================================
William J. Schneider
   For                                             --           1,916           1,877           2,626            1,496         2,792
   Withhold                                        --               9               5              10                1            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           --           1,925           1,882           2,636            1,497         2,792
====================================================================================================================================
Timothy R. Schwertfeger
   For                                             --           1,916           1,877           2,626            1,496         2,792
   Withhold                                        --               9               5              10                1            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           --           1,925           1,882           2,636            1,497         2,792
====================================================================================================================================

                                       10

                                                                                 NQU
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                            Preferred       Preferred       Preferred       Preferred        Preferred     Preferred
                               Common          Shares          Shares          Shares          Shares           Shares        Shares
                               Shares        Series-M        Series-T        Series-W       Series-W2        Series-TH      Series-F
====================================================================================================================================
Robert P. Bremner
   For                     48,832,587           2,828           2,700           2,613           1,923            3,879         2,836
   Withhold                   515,666              --              --              --               6                5             3
------------------------------------------------------------------------------------------------------------------------------------
   Total                   49,348,253           2,828           2,700           2,613           1,929            3,884         2,839
====================================================================================================================================
Lawrence H. Brown
   For                     48,846,405           2,828           2,700           2,613           1,923            3,879         2,836
   Withhold                   501,848              --              --              --               6                5             3
------------------------------------------------------------------------------------------------------------------------------------
   Total                   49,348,253           2,828           2,700           2,613           1,929            3,884         2,839
====================================================================================================================================
Anne E. Impellizzeri
   For                     48,802,748           2,828           2,700           2,613           1,923            3,879         2,835
   Withhold                   545,505              --              --              --               6                5             4
------------------------------------------------------------------------------------------------------------------------------------
   Total                   49,348,253           2,828           2,700           2,613           1,929            3,884         2,839
====================================================================================================================================
Peter R. Sawers
   For                     48,840,954           2,828           2,700           2,613           1,923            3,879         2,836
   Withhold                   507,299              --              --              --               6                5             3
------------------------------------------------------------------------------------------------------------------------------------
   Total                   49,348,253           2,828           2,700           2,613           1,929            3,884         2,839
====================================================================================================================================
Judith M. Stockdale
   For                     48,832,334           2,828           2,700           2,613           1,923            3,879         2,835
   Withhold                   515,919              --              --              --               6                5             4
------------------------------------------------------------------------------------------------------------------------------------
   Total                   49,348,253           2,828           2,700           2,613           1,929            3,884         2,839
====================================================================================================================================
William J. Schneider
   For                             --           2,828           2,700           2,613           1,923            3,878         2,836
   Withhold                        --              --              --              --               6                6             3
------------------------------------------------------------------------------------------------------------------------------------
   Total                           --           2,828           2,700           2,613           1,929            3,884         2,839
====================================================================================================================================
Timothy R. Schwertfeger
   For                             --           2,828           2,700           2,613           1,923            3,879         2,836
   Withhold                        --              --              --              --               6                5             3
------------------------------------------------------------------------------------------------------------------------------------
   Total                           --           2,828           2,700           2,613           1,929            3,884         2,839
====================================================================================================================================

                                       11

Shareholder
   MEETING REPORT (continued)
                                                                                                      NPF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                                            Preferred        Preferred     Preferred
                                                                               Common          Shares           Shares        Shares
                                                                               Shares        Series-M         Series-T     Series-TH
====================================================================================================================================
Robert P. Bremner
   For                                                                     18,050,725             948            2,681         2,572
   Withhold                                                                   247,976               2               --             2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   18,298,701             950            2,681         2,574
====================================================================================================================================
Lawrence H. Brown
   For                                                                     18,056,006             948            2,681         2,574
   Withhold                                                                   242,695               2               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   18,298,701             950            2,681         2,574
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                     18,053,138             948            2,681         2,574
   Withhold                                                                   245,563               2               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   18,298,701             950            2,681         2,574
====================================================================================================================================
Peter R. Sawers
   For                                                                     18,052,906             948            2,681         2,574
   Withhold                                                                   245,795               2               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   18,298,701             950            2,681         2,574
====================================================================================================================================
Judith M. Stockdale
   For                                                                     18,062,587             948            2,681         2,574
   Withhold                                                                   236,114               2               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   18,298,701             950            2,681         2,574
====================================================================================================================================
William J. Schneider
   For                                                                             --             948            2,681         2,574
   Withhold                                                                        --               2               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                           --             950            2,681         2,574
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                             --             948            2,681         2,574
   Withhold                                                                        --               2               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                           --             950            2,681         2,574
====================================================================================================================================

                                       12

Report of
      INDEPENDENT AUDITORS



THE BOARD OF DIRECTORS AND SHAREHOLDERS
NUVEEN INVESTMENT QUALITY MUNICIPAL FUND, INC.
NUVEEN SELECT QUALITY MUNICIPAL FUND, INC.
NUVEEN QUALITY INCOME MUNICIPAL FUND, INC.
NUVEEN PREMIER MUNICIPAL INCOME FUND, INC.


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc. and Nuveen Premier Municipal Income Fund, Inc. as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc. and Nuveen Premier Municipal Income Fund, Inc. at October 31, 2002, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Ernst & Young LLP

Chicago, Illinois
December 11, 2002

                            Nuveen Investment Quality Municipal Fund, Inc. (NQM)
                            Portfolio of
                                    INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 4.6%

$      22,225   Jefferson County, Alabama, Sewer Revenue Capital Improvement          2/09 at 101.00           AAA     $ 25,532,080
                 Warrants, Series 1999-A, 5.750%, 2/01/38 (Pre-refunded to 2/01/09)


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.8%

       10,000   Northern Tobacco Securitization Corporation, Alaska, Tobacco          6/10 at 100.00           Aa3       10,103,400
                 Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.6%

        3,995   Arkansas Development Finance Authority, Home Mortgage Revenue         7/08 at 101.50           AAA        4,167,065
                 Bonds, 1998 Series A, 5.150%, 7/01/17

                Van Buren County, Arkansas, Sales and Use Tax Revenue Bonds,
                Series 2000 Refunding and Construction:
        1,055    5.600%, 12/01/25                                                    12/10 at 100.00           Aaa        1,106,990
        3,600    5.650%, 12/01/31                                                    12/10 at 100.00           Aaa        3,795,228


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 12.6%

        8,795   Alameda County, California, Certificates of Participation (Alameda    9/06 at 102.00           AAA       10,187,424
                 County Public Facilities Corporation), Series 1991, 6.000%, 9/01/21
                 (Pre-refunded to 9/01/06)

        5,925   State Public Works Board of the State of California, Lease Revenue    6/03 at 102.00           Aa2        6,019,326
                 Refunding Bonds (The Regents  of the University of California),
                 1993 Series A (Various University of California Projects),
                 5.500%, 6/01/21

        9,740   Huntington Park Redevelopment Agency, California, Single Family         No Opt. Call           AAA       13,809,469
                 Residential Mortgage Revenue Refunding Bonds, 1986 Series A,
                 8.000%, 12/01/19

        1,030   Natomas Unified School District, Sacramento County, California,         No Opt. Call           AAA        1,200,846
                 General Obligation Bonds, Series 1999 Refunding, 5.950%, 9/01/21

       15,770   Ontario Redevelopment Financing Authority, San Bernardino County,       No Opt. Call           AAA       21,296,596
                 California, 1995 Revenue Refunding Bonds (Project No. 1),
                 7.400%, 8/01/25

       13,145   City of Perris, California, Single Family Mortgage Revenue Bonds        No Opt. Call           AAA       17,857,745
                 (GNMA Mortgage-Backed Securities), 1988 Series B,
                 8.200%, 9/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.8%

          600   Colorado Housing and Finance Authority, Single Family Program         5/06 at 105.00           Aa2          615,156
                 Senior Bonds, 1996 Series B, 7.450%, 11/01/27

       12,450   City and County of Denver, Colorado, Airport System Revenue          11/10 at 100.00           AAA       13,518,584
                 Refunding Bonds, Series 2000A, 6.000%, 11/15/19 (Alternative
                 Minimum Tax)

        6,200   City and County of Denver, Colorado, Special Facilities Airport       4/03 at 102.00           CCC        2,379,188
                 Revenue Bonds (United Air Lines, Inc. Project), Series 1992A,
                 6.875%, 10/01/32 (Alternative Minimum Tax)#

        7,865   Colorado Springs School District No. 11, El Paso County, Colorado,   12/07 at 125.00           AA-       10,226,781
                 General Obligation Improvement Bonds, Series 1996,
                 7.125%, 12/01/21


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 2.8%

        6,770   State of Connecticut, General Obligation Bonds, 2000 Series B,        6/10 at 100.00         AA***        7,859,361
                 5.875%, 6/15/16 (Pre-refunded to 6/15/10)

        7,430   Connecticut Housing Finance Authority, Housing Mortgage Finance      11/07 at 102.00           AAA        7,740,797
                 Program Bonds, 1997 Series C, Subseries C-2, 5.850%, 11/15/28
                 (Alternative Minimum Tax)

                                       14

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 6.9%

$       3,000   Washington, District of Columbia, General Obligation Bonds,             No Opt. Call           AAA     $  3,518,760
                 Series 1998B, 6.000%, 6/01/16

       15,950   District of Columbia, University Revenue Bonds, Georgetown             4/11 at 31.03           AAA        3,015,188
                 University Issue, Series 2001A, 0.000%, 4/01/31

        6,000   District of Columbia Tobacco Settlement Financing Corporation,        5/11 at 101.00            A1        6,107,280
                 Tobacco Settlement Asset-Backed Bonds, Series 2001,
                 6.750%, 5/15/40

       23,645   District of Columbia Water and Sewer Authority, Public Utility        4/09 at 160.00           AAA       25,764,301
                 Revenue Bonds, Series 1998, 5.500%, 10/01/23


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 5.3%

       17,500   City of Atlanta, Georgia, Airport General Revenue and Refunding       1/10 at 101.00           AAA       18,404,050
                 Bonds, Series 2000A, 5.600%, 1/01/30

        2,000   Development Authority of the City of Dalton, Georgia, Revenue           No Opt. Call           AAA        2,171,760
                 Certificates (Hamilton Health Care System), Series 1996,
                 5.500%, 8/15/26

        5,980   Development Authority of Fulton County, Georgia, Revenue Bonds        9/11 at 102.00           AAA        6,337,783
                 (TUFF/Atlanta Housing, LLC Project at Georgia State University),
                 Series 2001A, 5.500%, 9/01/22

        2,250   Municipal Electric Authority of Georgia, Project One Special            No Opt. Call            A+        2,718,293
                 Obligation Bonds, Fourth Crossover Series, 6.500%, 1/01/20


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.9%

        4,810   City of Boise, Idaho, Revenue Refunding Bonds, Series 2001A,         12/11 at 100.00           Aaa        4,991,770
                 5.375%, 12/01/31


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 10.4%

        4,705   Village of Bourbonnais, Illinois, Industrial Project Revenue Bonds    3/10 at 101.00            AA        5,178,370
                 (Olivet Nazarene University Project), Series 2000, 6.250%, 3/01/20

        9,000   City of Chicago, Illinois, Chicago O'Hare International Airport,        No Opt. Call            Ca        1,260,540
                 Special Facility Revenue Bonds (United Air Lines, Inc. Project),
                 Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax)
                 (Mandatory put 5/01/13)#

        7,500   Community College District No. 508, Cook County, Illinois,              No Opt. Call           AAA        9,214,125
                 Certificates of Participation, 8.750%, 1/01/07

        2,110   Illinois Development Finance Authority, Local Government Program      1/11 at 100.00           Aaa        2,347,776
                 Revenue Bonds (Elmhurst Community Unit School District
                 Number 205 Project), Series 2000, 6.000%, 1/01/19

       12,725   School District No. 46, Elgin, Kane, Cook and DuPage Counties,          No Opt. Call           Aaa       16,484,983
                 Illinois, School Bonds, Series 1997, 7.800%, 1/01/12

        5,900   Community Unit School District Number 7, Madison County, Illinois,      No Opt. Call           AAA        6,915,803
                 School Building Bonds, Series 1994, 5.850%, 2/01/13

        3,585   City of Pekin, Illinois, Multifamily Housing Refunding Revenue        5/03 at 103.00           AAA        3,710,045
                 Bonds (FHA-Insured Mortgage Loan - Section 8 Assisted Project),
                 Series 1992A, 6.875%, 5/01/22

        5,390   Regional Transportation Authority, Cook, DuPage, Kane, Lake,            No Opt. Call           AAA        6,781,321
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1992A, 9.000%, 6/01/07

          860   Regional Transportation Authority, Cook, DuPage, Kane, Lake,            No Opt. Call           AAA        1,081,992
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1992B, 9.000%, 6/01/07

        1,180   Channahon School District Number 17, Will County, Illinois,             No Opt. Call           Aaa        1,624,801
                 General Obligation School Building Bonds, Series 2001,
                 8.400%, 12/01/13

                Joliet High School District Number 204, Illinois, General Obligation
                Bonds, Series 2001:
        1,145    8.700%, 12/01/13                                                       No Opt. Call           AAA        1,605,782
        1,300    8.700%, 12/01/14                                                       No Opt. Call           AAA        1,843,894


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.5%

        5,530   Allen County Jail Building Corporation, Indiana, First Mortgage       4/11 at 101.00           Aa3        6,021,285
                 Bonds, Series 2000, 5.750%, 4/01/20

        1,880   City of Indianapolis, Indiana, Multifamily Housing Mortgage           7/10 at 102.00           Aaa        1,976,594
                 Revenue Bonds (GNMA Collateralized Cloverleaf/Phase I
                 Apartments Project), Series 2000, 6.000%, 1/20/31

                                       15


                            Nuveen Investment Quality Municipal Fund, Inc. (NQM) (continued)
                                   Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA (continued)

$       5,065   Metropolitan School District of Steuben County K-5 Building           7/10 at 101.00           AAA     $  5,782,508
                 Corporation, Steuben County, Indiana, First Mortgage Bonds,
                 Series 2000, Non-Bank Qualified, 6.125%, 1/15/21

        2,495   City of Shelbyville, Indiana, Multifamily Housing Mortgage            7/10 at 102.00           Aaa        2,627,734
                 Revenue Bonds (Blueridge Terrace Project - GNMA
                 Collateralized), Series 2000, 6.050%, 1/20/36

        2,765   Wayne County Jail Holding Corporation, Indiana, First Mortgage        1/13 at 101.00           AAA        3,184,202
                 Bonds, Series 2001, 5.750%, 7/15/14


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.9%

        5,290   Iowa Finance Authority, Mortgage Revenue Bonds (Abbey                11/10 at 103.50           Aaa        5,717,538
                 Healthcare - GNMA Guaranteed), Series 2000A, 6.200%, 5/20/42

        4,695   Iowa Finance Authority, Mortgage Revenue Bonds (GNMA                 11/10 at 103.50           Aaa        4,924,820
                 Collateralized Mortgage Loan - Abbey Healthcare West Des
                 Moines GEAC Project), Series 2001A, 6.000%, 5/20/43


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 1.9%

        4,040   Sedgwick and Shawnee Counties, Kansas, Single Family                    No Opt. Call           Aaa        4,576,431
                 Mortgage Revenue Bonds (Mortgaged-Backed  Securities
                 Program), 1997 Series A-1, 6.950%, 6/01/29 (Alternative
                 Minimum Tax)

        4,365   City of Topeka, Kansas, Industrial Revenue Refunding Bonds            8/16 at 100.00           AAA        6,095,766
                 (Sunwest Hotel Corporation Project), Series 1988,
                 9.500%, 10/01/16 (Alternative Minimum Tax) (Pre-refunded
                 to 8/15/16)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 2.8%

        2,000   Jefferson County, Kentucky, Health Facilities Revenue Refunding       1/07 at 102.00           AAA        2,110,780
                 Bonds (Jewiah Hospital Healthcare Services Inc.), Series 1996,
                 5.700%, 1/01/21

       12,500   Jefferson County, Kentucky, Pollution Control Revenue Bonds           4/05 at 102.00           AAA       13,554,625
                 (Louisville Gas and Electric Company Project), 1995 Series A,
                 5.900%, 4/15/23


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 8.1%

        3,560   East Baton Rouge Mortgage Finance Authority, Louisiana,              10/07 at 102.00           Aaa        3,695,494
                 Single Family Mortgage Revenue Refunding Bonds (GNMA and
                 FNMA Mortgage-Backed Securities Program), Series 1997D,
                 5.900%, 10/01/30 (Alternative Minimum Tax)

        2,715   Parish of Jefferson Home Mortgage Authority, Louisiana, Single       12/09 at 103.00           Aaa        3,002,763
                 Family Mortgage Revenue Refunding Bonds, Series 2000A-2,
                 7.500%, 12/01/30 (Alternative Minimum Tax)

                Parish of Jefferson Home Mortgage Authority, Louisiana, Single
                Family Mortgage Revenue Bonds, Series 2000G-2:
        3,190    6.300%, 6/01/32 (Alternative Minimum Tax)                           12/10 at 102.00           Aaa        3,468,423
        1,995    5.550%, 6/01/32 (Alternative Minimum Tax)                           12/10 at 102.00           Aaa        2,022,272

        1,835   Louisiana Public Facilities Authority, Extended Care Facilities         No Opt. Call           BBB        1,905,831
                 Revenue Bonds (Comm-Care Corporation Project), Series 1994,
                 11.000%, 2/01/04

       11,545   Orleans Parish School Board, Louisiana, Public School Refunding         No Opt. Call           AAA       15,236,860
                 Bonds, Series 1987, 9.000%, 2/01/09

       17,310   Tobacco Settlement Financing Corporation, Louisiana,                  5/11 at 101.00            A1       15,683,899
                 Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 5.1%

       12,000   Commonwealth of Massachusetts, General Obligation Bonds,             10/10 at 100.00           AAA       13,848,000
                 Consolidated Loan of 2000 Series C, 5.750%, 10/01/19
                 (Pre-refunded to 10/01/10)

        5,000   Commonwealth of Massachusetts, General Obligation Bonds,              9/09 at 101.00        Aa2***        5,826,650
                 Consolidated Loan of 1999 Series C, 5.875%, 9/01/17
                 (Pre-refunded to 9/01/09)

        5,345   Massachusetts Development Finance Agency, Assisted Living            12/09 at 102.00           N/R        5,380,170
                 Revenue Bonds (Prospect House Apartments), Series 1999,
                 7.000%, 12/01/31

        1,640   Massachusetts Health and Educational Facilities Authority,            7/11 at 100.00           BBB        1,691,824
                 Revenue Bonds (University of  Massachusetts Memorial Health
                 Care), Series 2001C, 6.500%, 7/01/21

        2,000   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00           BBB        1,754,040
                 Revenue Refunding Bonds (Ogden  Haverhill Project),
                 Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

                                       16

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 4.0%

$       4,250   School District of the City of Detroit, Wayne County, Michigan,       5/12 at 100.00           AAA     $  4,519,833
                 School Building and Site Improvement Bonds (Unlimited Tax -
                 General Obligation), Series 2001A, 5.500%, 5/01/20

       10,000   City of Detroit, Michigan, Water Supply System Revenue and              No Opt. Call           AAA       12,279,600
                 Revenue Refunding Bonds, Series 1993, 6.500%, 7/01/15

        5,100   City of Detroit, Michigan, Water Supply System Revenue Senior         7/11 at 101.00           AAA        5,506,827
                 Lien Bonds, 2001 Series A, 5.750%, 7/01/28


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 6.3%

        5,000   Dakota County Housing and Redevelopment Authority, Washington           No Opt. Call           AAA        7,154,150
                 County Housing and Redevelopment Authority and City of
                 Bloomington, Minnesota, Single Family Residential Mortgage
                 Revenue Bonds (Mortgage-Backed Program), Series 1988,
                 8.450%, 9/01/19 (Alternative Minimum Tax)

        3,355   City of Eden Prairie, Minnesota, Multifamily Housing Revenue         12/10 at 103.50           Aaa        3,592,098
                 Bonds (GNMA Collateralized Mortgage Loan - Lincoln Parc
                 Project), Series 2000A-1, 6.550%, 12/20/30

        2,860   City of Hopkins, Minnesota, Elderly Housing Revenue Refunding         3/04 at 102.00           AAA        3,090,545
                 Bonds (St. Therese Southwest, Inc. Project), Series 1994A,
                 6.500%, 3/01/19 (Pre-refunded to 3/01/04)

       20,000   Minnesota Agricultural and Economic Development Board,               11/10 at 101.00             A       21,357,600
                 Healthcare System Revenue Bonds (Fairview Health Services),
                 Series 2000A, 6.375%, 11/15/29


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.9%

        7,785   Industrial Development Authority of Kansas City, Missouri,            1/07 at 102.00           AAA        8,334,310
                 Multifamily Housing Revenue Bonds (Royal Woods Apartments
                 Project), Series 1997, 5.600%, 1/01/30 (Alternative Minimum Tax)
                 (Mandatory put 1/01/10)

        1,130   Missouri Housing Development Commission, Single Family                3/07 at 105.00           AAA        1,215,372
                 Mortgage Revenue Bonds (Homeownership Loan Program),
                 1997 Series A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)

        1,250   Health and Educational Facilities Authority of the State of           6/11 at 101.00           AAA        1,270,750
                 Missouri, Revenue Bonds (SSM Health Care), Series 2001A,
                 5.250%, 6/01/28


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 3.1%

        3,300   Nebraska Higher Education Loan Program Inc., Student Loan Program     3/04 at 102.00           AAA        3,404,676
                 Revenue Bonds, 1993 Series B, 5.875%, 6/01/14 (Alternative
                 Minimum Tax)

       13,330   Nebraska Investment Finance Authority, Single Family Housing          3/05 at 101.50           AAA       13,795,217
                 Revenue Bonds, 1995 Series B, 6.450%, 3/01/35 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.9%

       11,000   Clark County School District, Nevada, General Obligation Bonds,       6/12 at 100.00           AAA       11,846,340
                 Series 2002C, 5.500%, 6/15/19

       14,530   Director of the State of Nevada, Department of Business and           1/10 at 102.00           AAA       15,282,945
                 Industry, Las Vegas Monorail Project Revenue Bonds, 1st Tier
                 Series 2000, 5.625%, 1/01/34


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 10.1%

        7,770   Metropolitan Transportation Authority, New York, Commuter             7/09 at 100.00           AAA        8,769,533
                 Facilities Revenue Bonds, Series 1997C, 5.375%, 7/01/27
                 (Pre-refunded to 7/01/09)

                City of New York, New York, General Obligation Bonds, Fiscal
                1997 Series G:
           95    6.000%, 10/15/26 (Pre-refunded to 10/15/07)                         10/07 at 101.00           Aaa          110,400
        9,905    6.000%, 10/15/26                                                    10/07 at 101.00             A       10,454,628

        7,000   New York City Municipal Water Finance Authority, New York, Water      6/06 at 101.00           AAA        7,616,560
                 and Sewer System Revenue Bonds, Fiscal 1996 Series B,
                 5.750%, 6/15/26

        3,300   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AA***        4,000,986
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series B,
                 6.500%, 6/15/31 (Pre-refunded to 6/15/10)

        5,000   New York City Transitional Finance Authority, New York, Future        5/10 at 101.00           AA+        5,313,350
                 Tax Secured Bonds, Fiscal 2000 Series C, 5.500%, 11/01/24

       16,445   Port Authority of New York and New Jersey, Special Project Bonds        No Opt. Call           AAA       20,312,206
                 (JFK International Air Terminal LLC Project), Series 6,
                 7.000%, 12/01/12 (Alternative Minimum Tax)

                                       17

                            Nuveen Investment Quality Municipal Fund, Inc. (NQM) (continued)
                                   Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 5.7%

$       2,795   Charlotte, North Carolina, Mortgage Revenue Refunding Bonds          11/07 at 100.00           AAA     $  2,996,967
                 (FHA-Insured Mortgage - Double Oaks Apartments),
                 7.350%, 5/15/26

       19,775   North Carolina Eastern Municipal Power Agency, Power System           1/07 at 102.00           AAA       21,651,252
                 Revenue Bonds, Refunding Series 1996B, 5.875%, 1/01/21

        7,420   North Carolina Medical Care Commission, Health System Revenue        10/11 at 101.00            AA        7,450,941
                 Bonds (Mission-Saint Joseph Health System), Series 2001,
                 5.250%, 10/01/26


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.6%

        8,650   County of Cuyahoga, Ohio, Hospital Improvement Revenue Bonds          2/09 at 101.00            A-        8,944,360
                  (The Metrohealth System Project), Series 1999, 6.150%, 2/15/29


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.3%

        3,300   Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue     12/08 at 100.00           BB-        1,651,188
                 Bonds, Refunding Series 2000B, 6.000%, 6/01/35 (Alternative
                 Minimum Tax) (Mandatory put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 3.1%

       11,000   Commonwealth of Pennsylvania, General Obligation Bonds,              10/09 at 101.00           AAA       12,106,820
                 2nd Series 1999, 5.750%, 10/01/18

        5,000   City of Philadelphia, Pennsylvania, General Obligation Bonds,         3/11 at 100.00           AAA        5,289,300
                 Series 2000, 5.250%, 9/15/18


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 5.5%

        4,685   Newport Housing Development Corporation, Rhode Island,                6/03 at 100.00           AAA        5,197,305
                 1995 Multifamily Mortgage Revenue Refunding Bonds (Broadway-
                 West Broadway Apartments - FHA-Insured Mortgage - Section 8
                 Assisted Project), Series A, 6.800%, 8/01/24

       24,000   Rhode Island Health and Educational Building Corporation,             5/07 at 102.00           AAA       25,524,240
                 Hospital Financing Revenue Bonds, Lifespan Obligated Group
                 Issue, Series 1996, 5.750%, 5/15/23


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.8%

       10,000   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00            A1        9,826,500
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 15.0%

        3,135   Austin Housing Finance Corporation, Texas, Multifamily Housing       12/10 at 105.00           Aaa        3,589,889
                 Revenue Bonds (GNMA Collateralized Mortgage Loan -
                 Santa Maria Village Project), Series 2000A, 7.375%, 6/20/35
                 (Alternative Minimum Tax)

       13,400   Bexar County Housing Finance Corporation, Texas, Multifamily          5/16 at 100.00           N/R       13,384,054
                 Housing Revenue Bonds (American Opportunity for Housing),
                 Series 2001A, 7.500%, 5/01/33

        3,000   Bexar County Housing Finance Corporation, Texas, Multifamily          5/16 at 100.00           N/R        2,993,370
                 Housing Revenue Bonds (American Opportunity for Housing),
                 Series 2001B, 8.250%, 5/01/33

        1,655   Cameron County Housing Finance Corporation, Texas,                    3/03 at 101.00           AAA        1,673,553
                 GNMA Collateralized Mortgage Revenue Refunding Bonds,
                 1990 Series B, 7.850%, 3/01/24

       18,710   Clear Creek Independent School District, Galveston and Harris         2/10 at 100.00           AAA       19,476,923
                 Counties, Texas, Unlimited Tax Schoolhouse and Refunding
                 Bonds, Series 2000, 5.500%, 2/15/22

                Dallas Housing Corporation, Texas, Refunding and Capital Program
                Revenue Bonds (Section 8 Assisted Projects), Series 1990:
          645    7.700%, 8/01/05                                                      2/03 at 100.00          Baa2          645,651
        2,000    7.850%, 8/01/13                                                      2/03 at 100.00          Baa2        2,026,000

                Harris County Hospital District, Texas, Refunding Revenue Bonds,
                Series 1990:
        5,535    7.400%, 2/15/10                                                        No Opt. Call           AAA        6,415,563
        7,640    7.400%, 2/15/10                                                        No Opt. Call           AAA        8,985,480

        5,000   Harris County Hospital District, Texas, Refunding Revenue Bonds,      8/10 at 100.00           AAA        5,583,100
                 Series 2000, 6.000%, 2/15/14

        2,256   Heart of Texas Housing Finance Corporation, Multifamily Housing       6/10 at 105.00           AAA        2,575,044
                 Revenue Bonds (GNMA Collateralized Mortgage Loan - Robinson
                 Garden Project), Series 2000A, 7.375%, 6/20/35
                 (Alternative Minimum Tax)

                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       3,960   Stafford Economic Development Corporation, Texas, Sales               9/15 at 100.00           AAA     $  4,182,156
                 Tax Revenue Bonds, Series 2000, 5.500%, 9/01/30

        6,865   Tarrant County Health Facilities Development Corporation, Texas,     12/10 at 105.00           Aaa        8,139,831
                 Mortgage Revenue Bonds (GNMA Collateralized Mortgage
                 Loan - Eastview Nursing Home, Ebony Lake Nursing Center,
                 Ft. Stockton Nursing Center, Lynnhaven Nursing Center and
                 Mission Oaks Manor), Series 2000A-1, 7.500%, 12/20/22

        3,965   Tyler Health Facilities Development Corporation, Texas, Hospital     11/07 at 102.00           AAA        4,152,426
                 Revenue Bonds (East Texas Medical Center), Series 1997C,
                 5.600%, 11/01/27


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.3%

        1,970   City of Virginia Beach Development Authority, Virginia,              10/14 at 102.00           N/R        1,952,763
                 Multifamily Residential Rental Housing Revenue Bonds
                 (The Hamptons and Hampton Court Apartments Project),
                 Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 11.2%

       17,075   Port of Seattle, Washington, Limited Tax General Obligation          12/10 at 100.00           AA+       17,957,778
                 Bonds, 2000 Series B, 5.750%, 12/01/25 (Alternative
                 Minimum Tax)

        5,000   Port of Seattle, Washington, Revenue Bonds, Series 2001B,            10/11 at 100.00           AAA        5,323,400
                 5.625%, 4/01/17 (Alternative Minimum Tax)

       16,750   Port of Seattle, Washington, Revenue Bonds, Series 2000A,             8/10 at 100.00           AAA       17,562,375
                 5.625%, 2/01/30

          175   State of Washington, General Obligation Bonds, Series 1993A,         10/03 at 100.00        AA+***          179,958
                 4.750%, 10/01/13 (Pre-refunded to 10/01/03)

       16,060   Washington Public Power Supply System, Nuclear Project No. 3          7/03 at 102.00           AAA       16,699,508
                 Refunding Revenue Bonds, Series 1993B, 5.600%, 7/01/15

        4,500   Washington Public Power Supply System, Nuclear Project No. 3          7/03 at 102.00           Aa1        4,602,734
                 Refunding Revenue Bonds, Series 1993C, 5.375%, 7/01/15


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.7%

        4,850   State of Wisconsin, General Obligation Bonds, Series 2001-1             No Opt. Call           AAA        5,506,641
                 Refunding, 5.500%, 5/01/13

                Wisconsin Health and Educational Facilities Authority, Revenue
                Bonds (Eagle River Memorial Hospital, Incorporated Project),
                Series 2000:
        1,000    5.750%, 8/15/20                                                      8/10 at 101.00            AA        1,040,499
        3,000    5.875%, 8/15/30                                                      8/10 at 101.00            AA        3,141,299
------------------------------------------------------------------------------------------------------------------------------------
$     789,066   Total Long-Term Investments (cost $793,081,062) - 151.5%                                                846,239,956
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.3%

$       1,500   California Statewide Communities Development Authority,                                        A-1        1,500,000
                 Revenue Bonds (Fremont-Rideout Health Group), Variable Rate
                 Demand Bonds, Series 2001A, 1.900%, 1/01/31+
------------------------------------------------------------------------------------------------------------------------------------
$       1,500   Total Short-Term Investments (cost $1,500,000)                                                            1,500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                     11,864,270
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.9)%                                                       (301,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $558,604,226
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # On December 9, 2002, UALCorporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser believes United will remain current on their interest payment obligations with respect to these bonds, which relate to essential operating facilities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                       19

                            Nuveen Select Quality Municipal Fund, Inc. (NQS)
                            Portfolio of
                                    INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 5.2%

                Jefferson County, Alabama, Sewer Revenue Capital Improvement
                Warrants, Series 1999-A:
$       4,000    5.375%, 2/01/36 (Pre-refunded to 2/01/09)                            2/09 at 101.00           AAA     $  4,510,960
        5,000    5.750%, 2/01/38 (Pre-refunded to 2/01/09)                            2/09 at 101.00           AAA        5,744,000

       10,000   Healthcare Authority of Lauderdale County and the City of             7/10 at 102.00           AAA       10,978,300
                 Florence, Alabama, Revenue  Bonds (Coffee Health Group),
                 Series 2000A, 6.000%, 7/01/29

        5,155   Phenix City Industrial Development Board, Alabama, Environmental      5/12 at 100.00           BBB        5,037,054
                 Improvement Revenue Bonds (MeadWestvaco Project),
                 Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.1%

        4,500   City of Little Rock, Arkansas, Hotel and Restaurant Gross Receipts      No Opt. Call            A3        5,615,640
                 Tax Refunding Bonds, Series 1993, 7.375%, 8/01/15


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 0.1%

          550   California Pollution Control Financing Authority, Pollution Control   4/11 at 102.00           AAA          582,412
                 Refunding Revenue Bonds (Pacific Gas and Electric Company),
                 Series 1996A Remarketed, 5.350%, 12/01/16 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 9.8%

       11,000   State of Colorado Department of Transportation, Revenue               6/10 at 100.50           AAA       12,895,740
                 Anticipation Bonds, Series 2000, 6.000%, 6/15/15 (Pre-refunded to 6/15/10)

        9,250   Colorado Health Facilities Authority, Kaiser Permanente Revenue       7/06 at 102.00             A        9,415,113
                 Bonds, 1994 Series A Remarketed, 5.350%, 11/01/16

        9,590   City and County of Denver, Colorado, Airport System Revenue          11/02 at 102.00             A        9,799,733
                 Bonds, Series 1992C, 6.750%, 11/15/22 (Alternative Minimum
                 Tax) (Pre-refunded to 11/15/02)

       14,000   City and County of Denver, Colorado, Airport System Revenue          11/10 at 100.00           AAA       14,512,120
                 Refunding Bonds, Series 2000A, 5.625%, 11/15/23
                 (Alternative Minimum Tax)

          105   Jefferson County, Colorado, Single Family Revenue Refunding           4/03 at 101.00           AAA          107,218
                 Bonds, Series 1991A, 8.875%, 10/01/13

       12,355   Northwest Parkway Public Highway Authority, Colorado, Revenue          6/11 at 40.52           AAA        3,043,037
                 Bonds, Series 2001B (Senior), 0.000%, 6/15/26


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 1.7%

        9,285   Connecticut Development Authority, Health Facility Refunding          8/04 at 102.00           N/R        8,723,443
                 Revenue Bonds (Alzheimer's Resource Center of Connecticut,
                 Inc. Project), Series 1994A, 7.250%, 8/15/21


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 3.3%

                District of Columbia, General Obligation Bonds, Series 1998B:
        5,000    6.000%, 6/01/19                                                        No Opt. Call           AAA        5,840,750
        7,265    5.250%, 6/01/26                                                      6/08 at 101.00           AAA        7,366,710

        3,640   District of Columbia Tobacco Settlement Financing Corporation,        5/11 at 101.00            A1        3,646,334
                 Tobacco Settlement Asset-Backed Bonds, Series 2001,
                 6.250%, 5/15/24


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.8%

        5,665   Florida Housing Finance Corporation, Housing Revenue Bonds            7/10 at 100.00           AAA        5,923,834
                 (The Park at Palm Bay), 2000 Series R-2, 5.875%, 7/01/32
                 (Alternative Minimum Tax)

        4,550   JEA, Florida, Water and Sewer System Revenue Bonds,                   4/07 at 100.00           AAA        4,646,460
                 Series 2002A, 5.375%, 10/01/30

                Lee County, Florida, Airport Revenue Bonds, Series 2000A:
        3,075    5.875%, 10/01/18 (Alternative Minimum Tax)                          10/10 at 101.00           AAA        3,341,849
        4,860    5.875%, 10/01/19 (Alternative Minimum Tax)                          10/10 at 101.00           AAA        5,264,935

                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.8%

$       3,750   City of Atlanta, Georgia, Airport General Revenue Bonds,              1/10 at 101.00           AAA     $  3,900,825
                 Series 2000B, 5.625%, 1/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 17.2%

        5,000   City of Chicago, Illinois, General Obligation Bonds, Project and      1/06 at 102.00           AAA        5,018,100
                 Refunding Series 1996B, 5.125%, 1/01/25

        5,865   City of Chicago, Illinois, General Obligation Bonds (Neighborhoods    7/10 at 101.00           AAA        7,099,172
                 Alive 21 Program), Series 2000A, 6.500%, 1/01/35
                 (Pre-refunded to 7/01/10)

                Chicago School Reform Board of Trustees of the Board of
                Education of the City of Chicago, Illinois, Unlimited Tax
                General Obligation Bonds (Dedicated Tax Revenues), Series 1997:
        4,000    5.750%, 12/01/20                                                    12/07 at 102.00           AAA        4,333,280
       10,000    5.750%, 12/01/27                                                    12/07 at 102.00           AAA       10,738,000

        7,555   Chicago School Reform Board of Trustees of the Board of              12/07 at 102.00           AAA        7,670,667
                 Education of the City of Chicago, Illinois, Unlimited Tax General
                 Obligation Bonds (Dedicated Tax Revenues), Series 1997A,
                 5.250%, 12/01/27

        3,415   Chicago School Reform Board of Trustees of the Board of Education       No Opt. Call           AAA          964,055
                 of the City of Chicago, Illinois, Unlimited Tax General Obligation
                 Bonds (Dedicated Tax Revenues), Series 1998A, 0.000%, 12/01/25

        5,000   City of Chicago, Illinois, Chicago O'Hare International Airport,        No Opt. Call            Ca          700,300
                 Special Facility Revenue Bonds (United Air Lines, Inc. Project),
                 Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax)
                 (Mandatory put 5/01/13)##

       15,000   City of Chicago, Illinois, Chicago O'Hare International Airport,      1/11 at 101.00           AAA       15,290,250
                 Second Lien Passenger Facility Charge Revenue Bonds,
                 Series 2001A, 5.375%, 1/01/32 (Alternative Minimum Tax)

                City of Chicago, Illinois, Chicago O'Hare International Airport,
                Second Lien Passenger Facility Charge Revenue Bonds, Series
                2001C:
        3,770    5.100%, 1/01/26 (Alternative Minimum Tax)                            1/11 at 101.00           AAA        3,757,031
        5,360    5.250%, 1/01/32 (Alternative Minimum Tax)                            1/11 at 101.00           AAA        5,400,307

                Illinois Development Finance Authority, Multifamily Housing
                Bonds (Affordable Housing Preservation Foundation Project -
                FHA-Insured Mortgage Loans - Lawless Gardens Project), Series
                1990, Subseries A:
          775    7.650%, 7/01/07                                                      1/03 at 104.00           AAA          814,796
        6,780    7.650%, 12/31/31                                                     1/03 at 104.00           AAA        7,128,967

        2,000   Illinois Health Facilities Authority, Revenue Bonds (Midwest          2/11 at 102.00           Aaa        2,077,220
                 Care Center Inc), Series 2001, 5.950%, 2/20/36

                Illinois Health Facilities Authority, Revenue Bonds (Condell
                Medical Center), Series 2002:
       10,000    5.750%, 5/15/22                                                      5/12 at 100.00            A3       10,150,000
        4,000    5.500%, 5/15/32                                                      5/12 at 100.00            A3        3,894,560

        2,920   Metropolitan Pier and Exposition Authority, Illinois, McCormick       6/12 at 101.00           AAA        2,917,722
                 Place Expansion Project Revenue Bonds, Series 2002A,
                 5.000%, 12/15/28


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 6.2%

        8,640   Avon Community School Building Corporation, Hendricks County,         7/04 at 101.00           AAA        9,254,390
                 Indiana, First Mortgage Bonds, Series 1994, 5.500%, 1/01/16
                 (Pre-refunded to 7/01/04)

        4,735   Beacon Heights Housing Development Corporation, Indiana, 1991        12/02 at 100.00           AAA        4,742,860
                 Multifamily Mortgage Revenue  Refunding Bonds (FHA-Insured
                 Mortgage - Section 8 Assisted Project), Series A,
                 7.625%, 2/01/21

        5,910   Indiana Housing Finance Authority, Single Family Mortgage             1/10 at 100.00           Aaa        6,161,825
                 Revenue Bonds, 2000 Series D-3, 5.950%, 7/01/26 (Alternative
                 Minimum Tax)

        5,450   City of Indianapolis, Indiana, Economic Development Revenue           7/06 at 102.00             D        2,180,000
                 Bonds (Willowbrook Apartments Project), Senior Series 1996A,
                 6.500%, 7/01/26#

        1,005   Michigan City Housing Development Corporation, Indiana,              12/02 at 100.00           AAA        1,006,668
                 1991 Multifamily Mortgage Revenue  Refunding Bonds
                 (FHA-Insured Mortgage - Section 8 Assisted Project), Series A,
                 7.625%, 2/01/21

        7,660   Hospital Authority of St. Joseph County, Indiana, Health System       2/11 at 100.00           AAA        7,978,350
                 Revenue Bonds (Memorial Health System), Series 2000,
                 5.625%, 8/15/33


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 1.0%

        5,000   Burlington, Kansas, Environmental Improvement Revenue Bonds             No Opt. Call            A2        5,043,450
                 (Kansas City Power and Light Company Project), Series 1998A,
                 4.750%, 9/01/15 (Mandatory put 10/01/07)

                                       21


                            Nuveen Select Quality Municipal Fund, Inc. (NQS) (continued)
                              Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.6%

$       3,015   Lakeland Wesley Village, Inc., Kentucky, Mortgage Revenue            11/02 at 100.00           N/R     $  3,041,381
                 Refunding Bonds (Lakeland Wesley Village I Elderly - FHA-Insured
                 Mortgage - Section 8 Assisted Project), Series 1991,
                 7.500%, 11/01/21


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.7%

        7,500   Maryland Health and Higher Educational Facilities Authority,          7/09 at 101.00         AA***        8,794,800
                 Revenue Bonds, The Johns Hopkins University Issue,
                 Series 1999, 6.000%, 7/01/39 (Pre-refunded to 7/01/09)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.9%

        7,375   Boston Housing Development Corporation, Massachusetts,                1/04 at 102.00           AAA        7,443,588
                 Mortgage Revenue Refunding Bonds (FHA-Insured Mortgage
                 Loans - Section 8 Assisted Projects), Series 1994A,
                 5.500%, 7/01/24

        1,885   Massachusetts Educational Financing Authority, Education Loan        12/09 at 101.00           AAA        2,071,276
                 Revenue and Refunding Bonds, Issue G, Series 2000A,
                 5.700%, 12/01/11 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 7.5%

       10,000   City of Detroit, Michigan, Sewage Disposal System Revenue Bonds,      1/10 at 101.00           AAA       11,523,600
                 Series 1999-A, 5.750%, 7/01/26 (Pre-refunded to 1/01/10)

        3,625   Fowlerville Community Schools, Counties of Livingston, Ingham         5/07 at 100.00           AAA        4,068,483
                 and Shiawassee, State of Michigan, 1996 School Building and
                 Site Bonds, 5.600%, 5/01/26 (Pre-refunded to 5/01/07)

        3,275   Michigan State Hospital Finance Authority, Revenue and Refunding      8/03 at 102.00          BBB-        3,291,015
                 Bonds (Detroit Medical Center Obligated Group), Series 1993A,
                 6.500%, 8/15/18

        6,525   Michigan State Hospital Finance Authority, Revenue Bonds             11/09 at 101.00           AAA        6,936,467
                 (Ascension Health Credit Group), Series 1999A,
                 5.750%, 11/15/16

        6,000   Michigan Strategic Fund, Limited Obligation Refunding Revenue         9/11 at 100.00            A-        6,099,540
                 Bonds (Detroit Edison Company Pollution Control Project),
                 Collateralized Series 1999C Fixed Rate Conversion,
                 5.650%, 9/01/29 (Alternative Minimum Tax)

        5,900   City of Royal Oak, Michigan, Hospital Finance Authority, Hospital    11/11 at 100.00           AAA        5,965,431
                 Revenue Bonds (William Beaumont Hospital), Series 2001M,
                 5.250%, 11/15/35


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 3.0%

        1,285   Chisago County, Southcentral Minnesota Multi-County and Stearns       3/04 at 102.85           AAA        1,340,062
                 County, Minnesota, Housing and  Redevelopment Authorities,
                 Single Family Mortgage Revenue Refunding Bonds (Fannie Mae
                 Mortgage-Backed Securities Program), Series 1994B,
                 7.050%, 9/01/27 (Alternative Minimum Tax)

        7,000   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,     1/11 at 100.00           AAA        7,136,850
                 Airport Revenue Bonds, Series 2001A, 5.250%, 1/01/32

        6,700   Minnesota Housing Finance Agency, Single Family Mortgage              7/09 at 100.00           AA+        6,970,479
                 Bonds, 2000 Series C, 6.100%, 7/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.3%

        1,330   Goodman Housing Development Corporation, Mississippi,                 2/03 at 100.00           AAA        1,336,437
                 1991 Multifamily Mortgage Revenue Refunding Bonds
                 (Goodhaven Manor - FHA-Insured Mortgage - Section 8 Assisted
                 Project), Series A, 7.625%, 2/01/22


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 2.1%

       10,550   Nebraska Investment Finance Authority, Single Family Housing          3/05 at 101.50           AAA       10,919,145
                 Revenue Bonds, 1995 Series A, 6.800%, 3/01/35 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 8.7%

        4,885   Clark County, Nevada, General Obligation Limited Tax Bond Bank        7/10 at 100.00            AA        5,236,085
                 Bonds, Series 2000 (Additionally Secured by Pledged Revenues),
                 5.500%, 7/01/18

        7,500   Clark County, Nevada, Airport System Subordinate Lien Revenue         7/10 at 101.00           AAA        8,816,625
                 Bonds, Series 1999A, 6.000%, 7/01/29 (Pre-refunded to 7/01/10)

       10,000   Clark County School District, Nevada, General Obligation Limited      6/06 at 101.00           AAA       11,342,500
                 Tax School Improvement Bonds, Series 1996, 6.000%, 6/15/15
                 (Pre-refunded to 6/15/06)

        1,500   Director of the State of Nevada, Department of Business and           1/10 at 102.00           AAA        1,578,855
                 Industry, Las Vegas Monorail Project Revenue Bonds,
                 1st Tier Series 2000, 5.625%, 1/01/32

                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA (continued)

$      10,000   Truckee Meadows Water Authority, Nevada, Water Revenue                7/11 at 100.00           AAA     $ 10,196,600
                 Bonds, Series 2001A, 5.250%, 7/01/34

        6,000   Washoe County, Nevada, Reno-Sparks Convention and Visitors            1/10 at 100.00           AAA        7,090,980
                 Authority, General Obligation Limited Tax and Revenue Bonds,
                 Series 1999A, 6.375%, 7/01/23 (Pre-refunded to 1/01/10)


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 6.1%

        3,000   New Jersey Housing and Mortgage Finance Agency, Multifamily          11/07 at 101.50           AAA        3,096,090
                 Housing Revenue Bonds, 1997 Series A, 5.550%, 5/01/27
                 (Alternative Minimum Tax)

       17,670   New Jersey Housing and Mortgage Finance Agency, Home Buyer           10/10 at 100.00           AAA       18,507,028
                 Revenue Bonds, 2000 Series CC, 5.850%, 10/01/25
                 (Alternative Minimum Tax)

        9,645   Tobacco Settlement Financing Corporation, New Jersey, Tobacco         6/12 at 100.00            A1        9,203,548
                 Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 4.4%

        8,500   City of Farmington, New Mexico, Pollution Control Revenue             4/06 at 101.00          BBB-        8,325,155
                 Refunding Bonds (Public Service Company of New Mexico
                 San Juan Project), Series 1997B, 5.800%, 4/01/22

                New Mexico Hospital Equipment Loan Council, Hospital Revenue
                Bonds (Presbyterian Healthcare Services), Series 2001A:
        8,000    5.500%, 8/01/25                                                      8/11 at 101.00            A+        8,008,240
        6,200    5.500%, 8/01/30                                                      8/11 at 101.00            A+        6,201,736


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 14.2%

        7,000   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00           AA-        7,057,890
                 Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29

                City of New York, New York, General Obligation Bonds, Fiscal
                1997 Series G:
           90    6.000%, 10/15/26 (Pre-refunded to 10/15/07)                         10/07 at 101.00           Aaa          104,590
        9,200    6.000%, 10/15/26                                                    10/07 at 101.00             A        9,710,508

        5,000   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00           AAA        5,010,700
                 Water and Sewer System Revenue Bonds, Fiscal 1999 Series B,
                 5.000%, 6/15/29

        6,000   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00           AAA        6,349,500
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series A,
                 5.500%, 6/15/32

        2,255   New York City Transit Authority, Metropolitan Transportation          1/10 at 101.00           AAA        2,447,329
                 Authority, Triborough Bridge and Tunnel Authority, New York,
                 Certificates of Participation, Series 2000A, 5.750%, 1/01/20

        9,750   New York City Transitional Finance Authority, New York, Future        5/10 at 101.00        AA+***       11,473,898
                 Tax Secured Bonds, Fiscal 2000 Series B, 6.000%, 11/15/29
                 (Pre-refunded to 5/15/10)

       10,000   Dormitory Authority of the State of New York, Court Facilities        5/10 at 101.00             A       10,745,800
                 Lease Revenue Bonds, City of New York Issue, Series 1999,
                 6.000%, 5/15/39

        5,650   Dormitory Authority of the State of New York, Mental Health           8/09 at 101.00           AAA        5,787,408
                 Services Facilities Improvement Revenue Bonds, Series 1999D,
                 5.250%, 8/15/24

        5,585   State of New York Mortgage Agency, Homeowner Mortgage                 3/09 at 101.00           Aa1        5,670,283
                 Revenue Bonds, 1999 Series 79, 5.300%, 4/01/29 (Alternative
                 Minimum Tax)

            5   New York State Medical Care Facilities Finance Agency, Mental         2/03 at 101.00           AA-            5,121
                 Health Services Facilities Improvement Revenue Bonds,
                 1991 Series D, 7.400%, 2/15/18

        7,545   New York State Urban Development Corporation, 1996 Corporate          7/06 at 102.00           AAA        7,904,746
                 Purpose Senior Lien Bonds, 5.500%, 7/01/26


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 3.7%

       18,555   North Carolina Eastern Municipal Power Agency, Power System           1/03 at 100.00           AAA       18,640,167
                 Revenue Bonds, Refunding Series 1993B, 5.500%, 1/01/17


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 2.0%

       10,000   City of Grand Forks, North Dakota, Sales Tax Revenue Bonds           12/07 at 100.00           AAA       10,358,600
                  (The Aurora Project), Series 1997A, 5.625%, 12/15/29

                                       23

                            Nuveen Select Quality Municipal Fund, Inc. (NQS) (continued)
                                   Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.3%

$       5,000   County of Montgomery, Ohio, Hospital Facilities Revenue Bonds         4/10 at 101.00          BBB+     $  5,263,200
                 (Kettering Medical Center Network Obligated Group),
                 Series 1999, 6.750%, 4/01/22

        1,445   Ohio Housing Finance Agency, Residential Mortgage Revenue             8/10 at 100.00           Aaa        1,522,394
                 Bonds (Mortgage-Backed Securities Program), 2000 Series C,
                 6.050%, 3/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.0%

       10,000   Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue     12/08 at 100.00           BB-        4,903,700
                 Bonds (American Airlines Inc), Refunding Series 2001B,
                 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory
                 put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.0%

           95   Delaware River Port Authority, New Jersey and Pennsylvania,           1/10 at 100.00           AAA          105,296
                 Revenue Bonds, Series 1999, 5.750%, 1/01/15


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 8.1%

       10,000   Greenville County School District, South Carolina, Installment       12/12 at 101.00           AA-       10,799,300
                 Purchase Revenue Bonds, Series 2002, 6.000%, 12/01/21

        3,750   Greenwood County, South Carolina, Hospital Revenue Bonds             10/11 at 100.00            A+        3,693,750
                 (Self Memorial Hospital), Series 2001, 5.500%, 10/01/31

        5,000   Oconee County, South Carolina, Pollution Control Facilities Revenue   4/03 at 102.00           Aa3        5,158,650
                 Refunding Bonds (Duke Power Company Project), Series 1993,
                 5.800%, 4/01/14

        3,020   South Carolina State Housing Finance and Development Authority,       6/10 at 100.00           Aaa        3,237,651
                 Mortgage Revenue Bonds, Series 2000 A-2, 6.000%, 7/01/20
                 (Alternative Minimum Tax)

                Tobacco Settlement Revenue Management Authority, South Carolina,
                Tobacco Settlement Asset-Backed Bonds, Series 2001B:
       11,530    6.000%, 5/15/22                                                      5/11 at 101.00            A1       11,392,562
        4,000    6.375%, 5/15/28                                                      5/11 at 101.00            A1        3,930,600
        3,000    6.375%, 5/15/30                                                        No Opt. Call            A1        2,935,200


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 2.4%

        2,500   Education Loans Incorporated, South Dakota, Tax-Exempt Fixed          6/08 at 102.00            A2        2,533,750
                 Rate Student Loan Asset-Backed Callable Notes, Subordinate
                 Series 1998-1K, 5.600%, 6/01/20 (Alternative Minimum Tax)

        6,695   City of Sioux Falls, South Dakota, Industrial Revenue Refunding      10/14 at 100.00           AAA        8,857,485
                 Bonds (Great Plains Hotel Corporation Project), Series 1989,
                 8.500%, 11/01/16 (Alternative Minimum Tax) (Pre-refunded
                 to 10/15/14)

          935   South Dakota Housing Development Authority, Homeownership            11/06 at 102.00           AAA          980,759
                 Mortgage Bonds, 1996 Series D, 6.300%, 5/01/27 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 4.5%

        5,000   Knox County Health, Educational and Housing Facilities Board,         4/12 at 101.00          Baa2        5,119,750
                 Tennessee, Hospital Facilities Revenue Bonds (Baptist Health
                 System of East Tennessee), Series 2002, 6.500%, 4/15/31

       12,500   Health and Educational Facilities Board of the Metropolitan          11/09 at 101.00           AAA       13,396,250
                 Government of Nashville and Davidson County, Tennessee,
                 Revenue Bonds (Ascension Health Credit Group), Series 1999A,
                 5.875%, 11/15/28

                Tennessee Housing Development Agency, Homeownership
                Program Bonds, Issue 2000-1:
        1,785    5.750%, 7/01/10 (Alternative Minimum Tax)                              No Opt. Call            AA        1,922,802
        2,145    6.000%, 7/01/13 (Alternative Minimum Tax)                            7/10 at 101.00           AAA        2,283,331


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 11.9%

        5,000   Brazos River Authority, Texas, Pollution Control Revenue Bonds          No Opt. Call           BBB        4,454,350
                 (Texas Utilities Company), Series 1995B, 5.050%, 6/01/30
                 (Alternative Minimum Tax) (Mandatory put 6/19/06)

       10,000   Brazos River Authority, Texas, Pollution Control Revenue Refunding      No Opt. Call          Baa1        8,617,400
                 Bonds (TXU Electric Company Project), Series 2001C,
                 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory
                 put 11/01/11)

        1,065   Comal County Health Facilities Development Corporation, Texas,        1/03 at 101.00           AAA        1,083,989
                 Hospital Revenue Refunding Bonds (McKenna Memorial
                 Hospital FHA-Insured Project), Series 1991, 7.375%, 1/15/21

        5,500   Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue      12/11 at 100.00           AAA        5,478,880
                 Bonds, Series 2001A, 5.000%, 12/01/31

                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       1,550   Gulf Coast Waste Disposal Authority, Texas, Waste Disposal            4/11 at 101.00           BBB     $  1,542,545
                 Revenue Bonds (Valero Energy Corporation Project), Series 2001,
                 6.650%, 4/01/32 (Alternative Minimum Tax)

        1,020   Harrison County Finance Corporation, Texas, Single Family            12/02 at 102.00            A1        1,043,868
                 Mortgage Revenue Refunding Bonds, Series 1991,
                 8.875%, 12/01/11

        4,590   City of Houston, Texas, Airport System Subordinate Lien Revenue       7/10 at 100.00           AAA        4,742,434
                 Bonds, Series 2000A, 5.625%, 7/01/30 (Alternative Minimum Tax)

        3,500   City of Houston, Texas, Water and Sewer System Junior Lien           12/12 at 100.00           AAA        3,476,340
                 Revenue Refunding Bonds, Series 2002A, 5.000%, 12/01/30

        9,000   Matagorda County Navigation District Number One, Texas,                 No Opt. Call           AAA        9,014,130
                 Collateralized Revenue Refunding Bonds (Houston Lighting and
                 Power Company Project), Series 1997, 5.125%, 11/01/28
                 (Alternative Minimum Tax)

        1,355   Panhandle Regional Housing Finance Corporation, Texas, Single        11/02 at 100.00           AAA        1,364,797
                 Family Mortgage Revenue Bonds (GNMA Mortgage-Backed
                 Securities Program), Series 1991A, 7.500%, 5/01/24 (Alternative
                 Minimum Tax)

        4,700   Sam Rayburn Municipal Power Agency, Texas, Power Supply System       10/12 at 100.00          Baa2        4,710,481
                 Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21

        5,500   Spring Independent School District, Harris County, Texas,             8/11 at 100.00           AAA        5,495,765
                 Unlimited Tax Schoolhouse Bonds, Series 2001,
                 5.000%, 8/15/26

        4,520   State of Texas, Water Financial Assistance, General Obligation        8/09 at 100.00           Aa1        4,661,069
                 Bonds (State Participation Program), Series 1999C,
                 5.500%, 8/01/35

        4,560   Winter Garden Housing Finance Corporation, Texas, Single Family       4/04 at 103.00           AAA        4,752,478
                 Mortgage Revenue Bonds (GNMA and FNMA Mortgage-Backed
                 Securities Program), Series 1994, 6.950%, 10/01/27
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 6.0%

                Intermountain Power Agency, Utah, Power Supply Revenue
                Refunding Bonds, 1993 Series A:
        8,635    5.500%, 7/01/20                                                      7/03 at 102.00           AAA        8,999,915
        5,015    5.500%, 7/01/20                                                      7/03 at 102.00           AAA        5,121,017

       16,050   Utah County, Utah, Hospital Revenue Bonds (IHC Health Services,       8/07 at 101.00           AAA       16,172,141
                 Inc.), Series 1997, 5.250%, 8/15/26


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 2.6%

                Vermont Educational and Health Buildings Financing Agency,
                Hospital Revenue Bonds (Fletcher Allen Health Care Project),
                Series 2000A:
        3,720    6.125%, 12/01/15                                                    12/10 at 101.00           AAA        4,196,123
        4,265    6.250%, 12/01/16                                                    12/10 at 101.00           AAA        4,831,307

        4,025   Vermont Housing Finance Agency, Single Family Housing Bonds,         11/09 at 100.00           AAA        4,169,699
                 Series 13A, 5.950%, 11/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 4.8%

        8,810   Public Utility District No. 1, Chelan County, Washington,             7/11 at 101.00           AAA        9,176,320
                 Chelan-Hydro Consolidated System Revenue Bonds,
                 Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax)

        7,225   Port of Seattle, Washington, Special Facility Revenue Bonds           3/10 at 101.00           AAA        7,789,851
                 (Terminal 18 Project), Series 1999B, 6.000%, 9/01/20
                 (Alternative Minimum Tax)

                Municipality of Metropolitan Seattle, Washington, Sewer
                Refunding Revenue Bonds, Series Z:
        2,990    5.450%, 1/01/17 (Pre-refunded to 1/01/03)                            1/03 at 102.00           AAA        3,068,547
        2,490    5.450%, 1/01/19 (Pre-refunded to 1/01/03)                            1/03 at 102.00           AAA        2,555,411
        1,800    5.450%, 1/01/20 (Pre-refunded to 1/01/03)                            1/03 at 102.00           AAA        1,847,285

                                       25

                            Nuveen Select Quality Municipal Fund, Inc. (NQS) (continued)
                                   Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 3.3%

$      10,000   Badger Tobacco Asset Securitization Corporation, Wisconsin,           6/12 at 100.00            A1     $  9,630,999
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 6.125%, 6/01/27

        5,000   Madison, Wisconsin, Industrial Development Revenue Refunding          4/12 at 100.00           AA-        5,136,499
                 Bonds (Madison Gas and Electric Company Projects),
                 Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

        1,745   Wisconsin Housing and Economic Development Authority,                 3/10 at 100.00            AA        1,819,702
                 Homeownership Revenue Bonds, 2000 Series G,
                 5.950%, 3/01/31 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$     765,965   Total Long-Term Investments (cost $743,054,430) - 152.3%                                                774,016,745
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.6%                                                                     13,282,934
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.9)%                                                       (279,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $508,299,679
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # Non-income producing security. In the case of a bond, non-income producing generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

                    ## On December 9, 2002, UALCorporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser believes United will remain current on their interest payment obligations with respect to these bonds, which relate to essential operating facilities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                            Nuveen Quality Income Municipal Fund, Inc. (NQU)
                            Portfolio of
                                    INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 3.2%

$       3,500   Governmental Utility Services Corporation of the City of Bessemer,    6/08 at 102.00           AAA     $  3,555,055
                 Alabama, Water Supply Revenue Bonds, Series 1998,
                 5.200%, 6/01/24

       20,785   Jefferson County, Alabama, Sewer Revenue Capitol Improvement          2/11 at 101.00           AAA       21,694,136
                 Warrants, Series 2001A, 5.500%, 2/01/31


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.6%

        6,750   Alaska Housing Finance Corporation, General Housing Purpose          12/02 at 102.00        Aa2***        6,912,068
                 Bonds, 1992 Series A, 6.600%, 12/01/23 (Pre-refunded
                 to 12/01/02)

        5,835   Alaska Housing Finance Corporation, Governmental Purpose             12/05 at 102.00           AAA        5,986,418
                 Bonds, 1995 Series A, 5.875%, 12/01/30


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 3.1%

        5,000   Industrial Development Authority of the County of Maricopa,           9/10 at 103.00           AAA        5,297,150
                 Arizona, Multifamily Housing Revenue Bonds (Bay Club at
                 Mesa Cove Project), Series 2000A, 5.800%, 9/01/35

        1,000   City of Mesa, Arizona, Utility System Revenue Refunding Bonds,          No Opt. Call           AAA        1,104,220
                 Series 2002, 5.250%, 7/01/17

        9,065   Industrial Development Authority of the County of Pima, Arizona,     12/10 at 103.00           Aaa        9,808,874
                 Multifamily Housing Revenue Bonds (FHA-Insured Mortgage
                 Loan - Fountain Village Apartments Project), Series 2000,
                 6.100%, 12/20/35

        8,010   Salt River Project Agricultural Improvement and Power District,       1/12 at 101.00            AA        8,137,679
                 Arizona, Salt River Project Electric System Refunding Revenue
                 Bonds, 2002 Series A, 5.125%, 1/01/27


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.7%

        4,905   Arkansas Development Finance Authority, Single Family Mortgage        7/05 at 102.00           AAA        5,195,082
                 Revenue Bonds (Mortgage-Backed Securities Program),
                 1995 Series B, 6.700%, 7/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 6.0%

        3,000   California Health Facilities Financing Authority, Kaiser Permanente   5/03 at 102.00             A        3,012,120
                 Revenue Bonds, 1993 Series C, 5.600%, 5/01/33

        5,000   State of California, General Obligation Veteran's Welfare Bonds,     12/03 at 102.00           AA-        5,048,250
                 Series 1997BH, 5.600%, 12/01/32 (Alternative Minimum Tax)

       10,000   State of California, Various Purpose General Obligation Bonds,        4/09 at 101.00           AAA        9,656,600
                 4.750%, 4/01/29

       17,000   State Public Works Board of the State of California, Department      11/04 at 102.00           Aaa       19,109,360
                 of Corrections Lease Revenue Bonds (California State Prison,
                 Monterey County (Soledad II)), 1994 Series A, 7.000%,
                 11/01/19 (Pre-refunded to 11/01/04)

        8,500   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00           AAA        8,519,720
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

        2,500   Community Redevelopment Agency of the City of Los Angeles,            1/03 at 100.00        BBB***        2,527,250
                 California, Central Business District Redevelopment Project Tax
                 Allocation Refunding Bonds, Series G, 6.750%, 7/01/10


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.5%

       10,000   City and County of Denver, Colorado, Airport System Revenue          11/10 at 100.00           AAA       10,365,800
                 Refunding Bonds, Series 2000A, 5.625%, 11/15/23 (Alternative
                 Minimum Tax)

       10,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,       9/07 at 101.00           AAA        9,760,300
                 Series 1997A, 4.750%, 9/01/23

       14,400   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,        9/10 at 65.63           AAA        6,424,416
                 Series 2000B, 0.000%, 9/01/17

        8,740   Poudre School District R-1, Larimer County, Colorado, General        12/10 at 100.00           AAA        9,069,760
                 Obligation Bonds, Series 2000, 5.125%, 12/15/19


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.6%

        4,395   City of Bridgeport, Connecticut, General Obligation Bonds,            8/11 at 100.00           AAA        4,742,469
                 Series C, 5.375%, 8/15/17

                                       27

                            Nuveen Quality Income Municipal Fund, Inc. (NQU) (continued)
                                   Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 0.7%

$       5,000   Orange County Health Facilities Authority, Florida, Hospital         11/10 at 101.00            A-     $  5,358,550
                 Revenue Bonds (Adventist Health System/Sunbelt Obligated Group),
                 Series 2000, 6.500%, 11/15/30


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 1.4%

       10,000   State of Hawaii, Airports System Revenue Bonds, Refunding             7/10 at 101.00           AAA       10,789,000
                 Series 2000B, 5.750%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.1%

        6,450   City of Chicago, Illinois, General Obligation Bonds, Series 2002A     7/12 at 100.00           AAA        6,661,818
                 Project and Refunding, 5.000%, 1/01/18

       32,670   City of Chicago, Illinois, General Obligation Bonds (City Colleges      No Opt. Call           AAA        6,543,148
                 of Chicago Capital Improvement Project), Series 1999,
                 0.000%, 1/01/32

        5,000   City of Chicago, Illinois, General Obligation Bonds (Neighborhoods    7/10 at 101.00           AAA        5,612,000
                 Alive 21 Program), Series 2000A, 6.000%, 1/01/28

        5,045   City of Chicago, Illinois, General Obligation Refunding Bonds,        1/10 at 101.00           AAA        5,391,642
                 Series 2000D, 5.750%, 1/01/30

                Board of Education of the City of Chicago, Illinois, Unlimited
                Tax General Obligation Bonds (Dedicated Revenues), Series 2001C:
        1,000    5.500%, 12/01/18                                                    12/11 at 100.00           AAA        1,079,650
        3,690    5.000%, 12/01/19                                                    12/11 at 100.00           AAA        3,775,055
        3,000    5.000%, 12/01/20                                                    12/11 at 100.00           AAA        3,042,540
        2,000    5.000%, 12/01/21                                                    12/11 at 100.00           AAA        2,013,700

                Chicago School Reform Board of Trustees of the Board of
                Education of the City of Chicago, Illinois, Unlimited Tax
                General Obligation Bonds (Dedicated Tax Revenues), Series 1998A:
        9,400    0.000%, 12/01/14                                                       No Opt. Call           AAA        5,381,124
        4,400    0.000%, 12/01/15                                                       No Opt. Call           AAA        2,365,572

       12,750   City of Chicago, Illinois, Chicago Midway Airport, Revenue Bonds,     1/09 at 101.00           AAA       12,663,555
                 Series 1998A, 5.125%, 1/01/35 (Alternative Minimum Tax)

                City of Chicago, Illinois, Second Lien Wastewater Transmission
                Revenue Bonds, Series 2000:
        8,000    5.750%, 1/01/25                                                      1/10 at 101.00           AAA        8,560,320
        7,750    6.000%, 1/01/30 (Pre-refunded to 1/01/10)                            1/10 at 101.00           AAA        9,047,505

       11,000   Illinois Health Facilities Authority, Hospital Revenue Bonds         11/03 at 102.00           AAA       11,762,960
                 (Hindsdale Hospital), Series 1993-A, 7.000%, 11/15/19

       10,000   Illinois Health Facilities Authority, Revenue Bonds (Iowa Health      2/10 at 101.00           AAA       10,695,500
                 System), Series 2000, 5.875%, 2/15/30

        2,610   Illinois Housing Development Authority, Section 8 Elderly Housing     3/03 at 102.00             A        2,664,575
                 Revenue Bonds (Garden House of Maywood Development),
                 Series 1992, 7.000%, 9/01/18

                Illinois Educational Facilities Authority, Student Housing
                Revenue Bonds (Educational Advancement Foundation Fund -
                University Center Project), Series 2002:
        3,000    6.625%, 5/01/17                                                      5/12 at 101.00          Baa2        3,220,680
        1,800    6.000%, 5/01/22                                                      5/12 at 101.00          Baa2        1,802,088

        5,000   State of Illinois, General Obligation Bonds (Illinois FIRST),        12/10 at 100.00           AAA        5,234,150
                 Series 2000, 5.450%, 12/01/21

        3,430   Joliet Regional Port District Airport Facilities, Illinois, Revenue   7/07 at 103.00           N/R        3,108,540
                 Bonds (Lewis University Airport), Series 1997A, 7.250%, 7/01/18
                 (Alternative Minimum Tax)

        2,270   Metropolitan Pier and Exposition Authority, Illinois, McCormick       6/12 at 101.00           AAA        2,268,229
                 Place Expansion Project Revenue Bonds, Series 2002A,
                 5.000%, 12/15/28


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.7%

        3,240   Indiana Health Facility Financing Authority, Hospital Revenue         7/12 at 100.00           AAA        3,458,765
                 Bonds (Marion General Hospital Project), Series 2002,
                 5.625%, 7/01/19

        5,125   City of Petersburg, Indiana, Pollution Control Refunding Revenue     12/04 at 102.00             A        5,361,826
                 Bonds (Indianapolis Power and Light Company Project),
                 Series 1995A, 6.625%, 12/01/24

        5,000   Hospital Authority of St. Joseph County, Indiana, Health System       2/08 at 101.00           AAA        4,605,200
                 Bonds (Memorial Health System), Series 1998A, 4.625%, 8/15/28

                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.1%

$       8,585   Iowa Finance Authority, Hospital Facilities Revenue Bonds             7/08 at 102.00           AAA     $  8,597,878
                 (Iowa Health System), Series 1998A, 5.125%, 1/01/28


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.6%

        4,585   Unified School District No. 232 of Johnson County, Kansas,            9/10 at 100.00           Aaa        4,640,066
                 General Obligation Bonds, Series 2000, 4.750%, 9/01/19


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.1%

        5,540   Kentucky Housing Corporation, Housing Revenue Bonds                   1/05 at 102.00           AAA        5,783,317
                 (Federally Insured or Guaranteed Mortgage Loans), 1995 Series B,
                 6.625%, 7/01/26 (Alternative Minimum Tax)

        2,500   Commonwealth of Kentucky, State Property and Buildings                2/12 at 100.00           AAA        2,672,625
                 Commission Revenue Bonds (Project No. 74), Refunding
                 Series 2002, 5.375%, 2/01/18


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.1%

       10,000   Louisiana Public Facilities Authority, Hospital Revenue Bonds           No Opt. Call           AAA       11,103,700
                 (Franciscan Missionaries of Our Lady Health System Project),
                 Series 1998A, 5.750%, 7/01/25

        5,500   Louisiana Public Facilities Authority, Revenue Bonds (Tulane          7/12 at 100.00           AAA        5,499,615
                 University), Series 2002A, 5.000%, 7/01/32


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 7.3%

        7,405   Massachusetts Health and Educational Facilities Authority,              No Opt. Call           AAA        8,204,888
                 Revenue Bonds (Massachusetts Institute of Technology),
                 2002 Series K, 5.500%, 7/01/32

        6,000   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00           BBB        5,262,120
                 Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A,
                 5.600%, 12/01/19 (Alternative Minimum Tax)

        8,500   Massachusetts Turnpike Authority, Metropolitan Highway System         1/07 at 102.00           AAA        8,478,665
                 Revenue Bonds, 1997 Series A (Senior), 5.000%, 1/01/37

       13,500   Massachusetts Turnpike Authority, Metropolitan Highway System         1/09 at 101.00           AAA       13,398,480
                 Revenue Bonds, 1999 Series A Refunding (Subordinated),
                 5.000%, 1/01/39

        6,425   Massachusetts Water Pollution Abatement Trust, Water Pollution        8/09 at 101.00           AAA        6,852,006
                 Abatement Revenue Bonds (MWRA Program), Series 1999A
                 (Subordinated), 5.750%, 8/01/29

       10,000   Massachusetts Water Resources Authority, General Revenue              8/10 at 101.00           AAA       10,710,100
                 Bonds, 2000 Series A, 5.750%, 8/01/39

        5,380   University of Massachusetts Building Authority, Project Revenue      11/10 at 100.00           AAA        5,591,811
                 Bonds, Series 2000-2 (Senior), 5.250%, 11/01/20


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.2%

        1,000   City of Detroit, Michigan, Water Supply System Revenue Senior         7/11 at 101.00           AAA        1,079,770
                 Lien Bonds, 2001 Series A, 5.750%, 7/01/28

        7,425   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00            A1        7,689,107
                 Bonds (Henry Ford Health System), Series 1999A,
                 6.000%, 11/15/24

        8,500   Michigan Strategic Fund, Limited Obligation Revenue Bonds            12/02 at 102.00           BBB        8,677,055
                 (Waste Management, Inc. Project), Series 1992,
                 6.625%, 12/01/12 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.9%

                City of Chaska, Minnesota, Electric Revenue Bonds (Generating
                Facilities), Series 2000A:
        1,930    6.000%, 10/01/20                                                    10/10 at 100.00            A3        2,039,952
        2,685    6.000%, 10/01/25                                                    10/10 at 100.00            A3        2,811,276

        3,655   Dakota County Housing and Redevelopment Authority, Washington           No Opt. Call           AAA        5,229,684
                 County Housing and Redevelopment Authority and City of
                 Bloomington, Minnesota, Single Family Residential Mortgage
                 Revenue Bonds (Mortgage-Backed Program), Series 1988,
                 8.450%, 9/01/19 (Alternative Minimum Tax)

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/08 at 101.00           AAA        3,002,490
                 Minnesota, Airport Revenue Bonds, Series 1998A,
                 5.000%, 1/01/30

        2,095   Minnesota Housing Finance Agency, Single Family Mortgage              1/04 at 102.00           AA+        2,161,244
                 Bonds, 1994 Series J, 6.950%, 7/01/26 (Alternative Minimum Tax)

                                       29

                            Nuveen Quality Income Municipal Fund, Inc. (NQU) (continued)
                                   Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.1%

$       3,140   Canton Housing Development Corporation, Mississippi,                    No Opt. Call           AAA     $  3,863,927
                 1990 Multifamily Mortgage Revenue Refunding Bonds (Canton
                 Estates Apartments Project - FHA-Insured Mortgage - Section 8
                 Assisted Project), Series A, 7.750%, 8/01/24

        1,115   Charter Mortgage Corporation, Mississippi, 1990 Multifamily             No Opt. Call           AAA        1,355,584
                 Mortgage Revenue Refunding Bonds  (Church Apartments - FHA
                 Insured Mortgage - Section 8 Assisted Project), Series A,
                 7.750%, 8/01/21

        2,500   Mississippi Hospital Equipment and Facilities Authority,              1/11 at 101.00           Aaa        2,586,175
                 Revenue Bonds (Forrest County General Hospital Project),
                 Series 2000, 5.500%, 1/01/27

        1,235   Pearl Housing Development Corporation, Mississippi, 1990             12/02 at 100.00           AAA        1,236,692
                 Multifamily Mortgage Revenue Refunding Bonds (Rose Garden
                 Apartments Project - FHA-Insured Mortgage - Section 8 Assisted
                 Project), Series A, 7.750%, 8/01/22


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.7%

                Industrial Development Authority of the County of Jackson, State
                of Missouri, Healthcare System Revenue Bonds (Saint Joseph
                Health Center), Series 1992:
        4,570    6.500%, 7/01/12                                                      1/03 at 102.00          Baa1        4,638,504
        5,605    7.000%, 7/01/22                                                      1/03 at 102.00          Baa1        5,695,128

       15,350   Public Building Corporation of the City of Springfield, Missouri,       No Opt. Call           AAA        3,501,949
                 Leasehold Revenue Bonds (Jordan Valley Park Projects),
                 Series 2000A, 0.000%, 6/01/30


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.9%

        7,000   City of Forsyth, Rosebud County, Montana, Pollution Control           2/03 at 101.00           AAA        7,097,790
                 Revenue Refunding Bonds (Puget Sound Power and Light
                 Company Colstrip Project), Series 1992, 7.050%, 8/01/21


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 2.5%

       11,000   Nebraska Investment Finance Authority, Single Family Housing          3/05 at 101.50           AAA       11,384,890
                 Revenue Bonds, 1995 Series A, 6.800%, 3/01/35 (Alternative
                 Minimum Tax)

        8,000   Nebraska Investment Finance Authority, Single Family Housing          3/05 at 101.50           AAA        8,279,200
                 Revenue Bonds, 1995 Series B, 6.450%, 3/01/35 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.3%

                Clark County School District, Nevada, General Obligation Bonds,
                Series 2002C:
       34,470    5.000%, 6/15/20                                                      6/12 at 100.00           AAA       35,167,673
       12,150    5.000%, 6/15/21                                                      6/12 at 100.00           AAA       12,302,118
       10,380    5.000%, 6/15/22                                                      6/12 at 100.00           AAA       10,446,432


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.2%

        1,350   New Hampshire Housing Finance Authority, Single Family                1/03 at 101.00           Aa3        1,370,358
                 Residential Mortgage Bonds, 1991 Series C, 7.100%, 1/01/23


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.9%

        4,670   Pollution Control Financing Authority of Camden County,              12/02 at 101.00            B2        4,625,588
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991D, 7.250%, 12/01/10

        2,025   New Jersey Transportation Trust Fund Authority, Transportation       12/11 at 100.00           AAA        2,297,930
                 System Bonds, 2001 Series B, 6.000%, 12/15/19


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 0.7%

        5,925   New Mexico Hospital Equipment Loan Council, Hospital Revenue          8/11 at 101.00            A+        5,962,209
                 Bonds (Presbyterian Healthcare Services), Series 2001A,
                 5.500%, 8/01/21


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 24.3%

       25,000   Erie Tobacco Asset Securitization Corporation, Erie County,           7/10 at 101.00            A1       26,163,750
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2000 (Senior), 6.125%, 7/15/30

        1,130   Long Island Power Authority, New York, Electric System General        9/11 at 100.00            A-        1,149,786
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/25

       15,000   Metropolitan Transportation Authority, New York, Dedicated Tax        4/10 at 100.00           AAA       17,499,750
                 Fund Bonds, Series 2000A, 6.000%, 4/01/30 (Pre-refunded
                 to 4/01/10)

                                       30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$       2,090   Niagara Falls Housing and Commercial Rehabilitation Corporation,        No Opt. Call            AA     $  2,441,329
                 New York, 1992 Multifamily Mortgage Revenue Refunding
                 Bonds (FHA-Insured Mortgage - Section 8 Assisted Project),
                 7.350%, 8/01/23

       16,000   Nassau County Tobacco Settlement Corporation, New York,               7/09 at 101.00            A-       17,001,280
                 Tobacco Settlement Asset-Backed Bonds, Series A,
                 6.400%, 7/15/33

        6,000   City of New York, New York, General Obligation Bonds,                 8/07 at 101.00             A        6,369,660
                 Fiscal 1997 Series H, 6.125%, 8/01/25

        5,475   City of New York, New York, General Obligation Bonds,                 8/04 at 101.00           Aaa        6,056,774
                 Fiscal 1995 Series B1, 7.250%, 8/15/19 (Pre-refunded
                 to 8/15/04)

       14,800   City of New York, New York, General Obligation Bonds,                 6/07 at 101.00           AAA       15,931,164
                 Fiscal 1997 Series M, 5.500%, 6/01/17

        6,700   City of New York, New York, General Obligation Bonds,                 2/05 at 101.00           Aaa        7,453,683
                 Fiscal 1995 Series F, 6.625%, 2/15/25 (Pre-refunded to 2/15/05)

                City of New York, New York, General Obligation Bonds, Fiscal
                2002 Series G:
        5,950    5.000%, 8/01/17                                                      8/12 at 100.00             A        5,983,796
       10,545    5.750%, 8/01/18                                                      8/12 at 100.00             A       11,244,977

        4,190   New York City Municipal Water Finance Authority, New York,            6/05 at 101.00           AAA        4,640,718
                 Water and Sewer System Revenue Bonds, Fiscal 1996 Series A,
                 5.875%, 6/15/25 (Pre-refunded to 6/15/05)

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal 2000 Series B:
        8,035    5.750%, 11/15/19 (Pre-refunded to 5/15/10)                           5/10 at 101.00        AA+***        9,332,010
        2,065    5.750%, 11/15/19                                                     5/10 at 101.00           AA+        2,255,661

        4,250   Dormitory Authority of the State of New York, Mount Sinai               No Opt. Call           AAA        4,434,068
                 School of Medicine, Insured Revenue Bonds, Series 1994A,
                 5.150%, 7/01/24

        5,000   Dormitory Authority of the State of New York, Mental Health           2/07 at 102.00           AA-        5,354,800
                 Services Facilities Improvement Revenue Bonds, Series 1997A,
                 5.750%, 2/15/27

       10,000   Dormitory Authority of the State of New York, Mental Health           2/10 at 100.00           AAA       11,169,300
                 Services Facilities Improvement Revenue Bonds, Series 2000B,
                 6.000%, 2/15/30

                New York State Environmental Facilities Corporation, State Clean
                Water and Drinking Water Revolving Funds Revenue Bonds (New York
                City Municipal Water Finance Authority Projects - Second
                Resolution), Series 2001C:
        6,035    5.000%, 6/15/20                                                      6/11 at 100.00           AAA        6,198,428
        6,575    5.000%, 6/15/22                                                      6/11 at 100.00           AAA        6,659,620

        8,000   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00           AAA        8,956,000
                 New York Hospital FHA-Insured Mortgage Revenue Bonds,
                 Series 1994A, 6.500%, 8/15/29 (Pre-refunded to 2/15/05)

        5,000   New York State Medical Care Facilities Finance Agency, Brookdale      2/05 at 102.00           AAA        5,636,450
                 Hospital Medical Center Secured Hospital Revenue Bonds,
                 1995 Series A, 6.850%, 2/15/17 (Pre-refunded to 2/15/05)

                New York State Medical Care Facilities Finance Agency,
                FHA-Insured Mortgage Project Revenue Bonds, 1995 Series F:
        3,655    6.200%, 8/15/15 (Pre-refunded to 8/15/05)                            8/05 at 102.00         AA***        4,135,706
        4,250    6.300%, 8/15/25 (Pre-refunded to 8/15/05)                            8/05 at 102.00         AA***        4,820,435

        3,105   Penfield-Crown Oak Housing Development Corporation, New York,         2/03 at 100.00           AAA        3,117,606
                 1991 Multifamily Mortgage Revenue Refunding Bonds
                 (Crown Oak Estates - FHA-Insured Mortgage - Section 8
                 Assisted Project), Series A, 7.350%, 8/01/23


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 3.0%

       10,500   North Carolina Eastern Municipal Power Agency, Power System             No Opt. Call           BBB       10,567,830
                 Revenue Bonds, Refunding Series 1991A, 6.250%, 1/01/03

       13,720   North Carolina Medical Care Commission, Hospital Revenue             12/08 at 101.00           AAA       13,135,940
                 Bonds (Pitt County Memorial Hospital), Series 1998A,
                 4.750%, 12/01/28


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.5%

        3,925   Ohio Housing Finance Agency, Residential Mortgage Revenue             3/05 at 102.00           Aaa        4,159,794
                 Bonds (GNMA Mortgage-Backed Securities Program),
                 1995 Series A-2, 6.625%, 3/01/26 (Alternative Minimum Tax)

                                       31


Nuveen Quality Income Municipal Fund, Inc. (NQU) (continued)
                                Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 5.2%

$      17,510   Pottawatomie County Home Finance Authority, Oklahoma,                   No Opt. Call           AAA     $ 23,402,290
                 Municipal Refunding Collateralized Mortgage Obligations,
                 Series 1991A, 8.625%, 7/01/10

       12,750   Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue     12/08 at 100.00           BB-        6,379,590
                 Bonds, Refunding Series 2000B, 6.000%, 6/01/35 (Alternative
                 Minimum Tax) (Mandatory put 12/01/08)

       23,005   Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue     12/08 at 100.00           BB-       11,280,962
                 Bonds (American Airlines Inc.), Refunding Series 2001B,
                 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put
                 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.4%

        3,000   Administrative School District No. 1, Bend-La Pine, Deschutes         6/11 at 100.00           Aaa        3,258,060
                 County, Oregon, General Obligation Bonds, Series 2001A,
                 5.500%, 6/15/18


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 3.8%

        6,880   Carbon County Industrial Development Authority, Pennsylvania,           No Opt. Call          BBB-        7,232,875
                 Resource Recovery Revenue Refunding Bonds (Panther Creek
                 Partners Project), 2000 Series, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

        2,975   Falls Township Hospital Authority, Pennsylvania, Refunding            2/03 at 102.00           AAA        3,157,665
                 Revenue Bonds (Delaware Valley Medical Center
                 Project - FHA-Insured Mortgage), Series 1992, 7.000%, 8/01/22

        7,000   Commonwealth of Pennsylvania, General Obligation Bonds,               9/11 at 101.00            AA        7,488,880
                 Second Series 2001, 5.000%, 9/15/15

                School District of Philadelphia, Pennsylvania, General Obligation
                Bonds, Series 2002B:
        6,000    5.625%, 8/01/19                                                      8/12 at 100.00           AAA        6,515,220
        5,500    5.625%, 8/01/20                                                      8/12 at 100.00           AAA        5,927,295


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 1.4%

        8,400   Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed   5/12 at 100.00            A1        8,095,080
                 Bonds, Series 2002 Refunding, 5.375%, 5/15/33

        1,500   Commonwealth of Puerto Rico, Public Improvement General                 No Opt. Call            A-        1,594,770
                 Obligation Bonds, 2002 Series A, 5.500%, 7/01/29

        1,500   Puerto Rico Public Buildings Authority, Guaranteed Government         7/12 at 100.00            A-        1,538,070
                 Facilities Revenue Bonds, Series 2002D Refunding, 5.125%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 7.5%

       24,725   Greenville County School District, South Carolina, Installment       12/12 at 101.00           AA-       25,061,755
                  Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/22

                Horry County School District, South Carolina, General Obligation
                Bonds, Series 2001A:
        5,840    5.000%, 3/01/20                                                      3/12 at 100.00           AA+        5,968,538
        5,140    5.000%, 3/01/21                                                      3/12 at 100.00           AA+        5,218,179

       13,615   South Carolina Transportation Infrastructure Bank, Junior Lien       10/11 at 100.00           Aaa       13,939,309
                 Revenue Bonds, Series 2001B, 5.125%, 10/01/21

       10,000   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00            A1        9,826,500
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.7%

        3,000   Knox County Health, Educational and Housing Facilities Board,         4/12 at 101.00          Baa2        3,064,140
                 Tennessee, Hospital Facilities Revenue Bonds (Baptist Health
                 System of East Tennessee), Series 2002, 6.375%, 4/15/22

        7,415   City of Memphis, Tennessee, General Improvement Bonds,               11/10 at 101.00            AA        7,581,986
                 Series 2002, 5.000%, 11/01/20

       10,000   Tennessee Housing Development Agency, Homeownership Program           7/10 at 100.00            AA       10,632,900
                 Bonds, Issue 2000-2B, 6.350%, 1/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 19.0%

       14,360   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue  12/02 at 100.00           BB-        3,877,200
                 Bonds (American Airlines, Inc. Project), Series 1990,
                 7.500%, 12/01/29 (Alternative Minimum Tax)

                Arlington Independent School District, Tarrant County, Texas,
                Unlimited Tax Refunding and Improvement Bonds, Series 1995:
        3,410    0.000%, 2/15/11                                                       2/05 at 71.95           Aaa        2,291,077
        4,105    0.000%, 2/15/14                                                       2/05 at 58.79           Aaa        2,261,034

                                       32

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       6,500   Bell County Health Facilities Development Corporation, Texas,        11/08 at 101.00            A-     $  6,318,065
                 Retirement Facility Revenue Bonds (Buckner Retirement
                 Services, Inc. Obligated Group Project), Series 1998,
                 5.250%, 11/15/19

       14,200   Brazos River Authority, Texas, Pollution Control Revenue Refunding      No Opt. Call          Baa1       12,236,708
                 Bonds (TXU Electric Company Project), Series 2001C,
                 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory
                 put 11/01/11)

       14,375   Dallas-Fort Worth International Airport Facilities Improvement       11/07 at 100.00           BB-        5,608,550
                 Corporation, Texas, Revenue Refunding Bonds (American
                 Airlines), Series 2000C, 6.150%, 5/01/29 (Alternative
                 Minimum Tax) (Mandatory put 11/01/07)

        5,000   Cities of Dallas and Fort Worth, Texas, Dallas-Fort Worth            11/11 at 100.00           AAA        5,222,450
                 International Airport, Joint Revenue Refunding and Improvement
                 Bonds, Series 2001A, 5.625%, 11/01/21 (Alternative Minimum Tax)
        2,400   Fort Worth Housing Finance Corporation, Texas, Home Mortgage          4/03 at 102.00           Aa2        2,450,688
                 Revenue Refunding Bonds, Series 1991A, 8.500%, 10/01/11

        8,235   Grand Prairie Housing Finance Corporation, Texas, Multifamily         9/10 at 105.00           AAA        9,137,309
                 Housing Revenue Bonds (Landings at Carrier Project), GNMA
                 Series 2000A, 6.875%, 9/20/42

        2,700   Harris County-Houston Sports Authority, Texas, Senior Lien           11/11 at 100.00           AAA        2,755,431
                 Revenue Bonds, Series 2001G, 5.250%, 11/15/30

       22,500   City of Houston, Texas, Water and Sewer System Junior Lien           12/10 at 100.00           AAA       22,891,725
                 Revenue Refunding Bonds, Series 2000B, 5.250%, 12/01/30

                Lubbock Health Facilities Development Corporation, Texas, Revenue
                Bonds (St. Joseph Health System), Series 1998:
        4,900    5.250%, 7/01/15                                                      7/08 at 101.00           AA-        5,066,355
        8,495    5.250%, 7/01/16                                                      7/08 at 101.00           AA-        8,728,952

       17,655   Matagorda County Navigation District Number One, Texas,              11/08 at 102.00           AAA       17,803,479
                 Revenue Refunding Bonds (Houston Industries Incorporated
                 Project), Series 1998B, 5.150%, 11/01/29

        7,650   Port of Corpus Christi Authority, Nueces County, Texas, Revenue       5/06 at 101.00           BBB        7,591,172
                 Refunding Bonds (Union Pacific Corporation Project),
                 Series 1992, 5.350%, 11/01/10

       11,300   City of San Antonio, Texas, Electric and Gas System Revenue           2/03 at 100.00           AAA       12,146,822
                 Bonds, New Series 1992 Refunding, 5.000%, 2/01/17

       14,680   San Antonio Independent School District, Bexar County, Texas,         8/09 at 100.00           AAA       16,948,060
                 Unlimited Tax School Building Bonds, Series 1999,
                 5.800%, 8/15/29 (Pre-refunded to 8/15/09)

        3,750   Spring Branch Independent School District, Harris County,             2/11 at 100.00           AAA        3,787,913
                 Texas, Limited Tax Schoolhouse and Refunding Bonds,
                 Series 2001, 5.125%, 2/01/23

        5,000   City of Wichita Falls, Wichita County, Texas, Water and Sewer         8/11 at 100.00           AAA        5,011,900
                 System Priority Lien Revenue Bonds, Series 2001,
                 5.000%, 8/01/22


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.7%

        5,800   Carbon County, Utah, Solid Waste Disposal Refunding Revenue           2/05 at 102.00           BB-        5,754,412
                 Bonds (Laidlaw/ECDC Project - Guaranteed by Allied Waste
                 Industries), Series 1995, 7.500%, 2/01/10 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 2.2%

        4,000   Norfolk Airport Authority, Virginia, Airport Revenue Refunding        7/11 at 100.00           AAA        4,010,800
                 Bonds, Series 2001B, 5.125%, 7/01/31 (Alternative Minimum Tax)

       11,040   Suffolk Redevelopment and Housing Authority, Virginia,                  No Opt. Call           Aaa       11,741,813
                 Multifamily Housing Revenue Refunding Bonds (Windsor at
                 Potomac Vista Limited Partnership Project), Series 2001,
                 4.850%, 7/01/31 (Mandatory put 7/01/11)

          665   Virginia Housing Development Authority, Rental Housing Bonds,         5/09 at 101.00           AA+          679,783
                 1999 Series F, 5.000%, 5/01/15 (Alternative Minimum Tax)

                Virginia Resources Authority, Water Revenue Refunding Bonds,
                Series 2002:
          500    5.000%, 4/01/18                                                      4/12 at 102.00            AA          528,550
          500    5.000%, 4/01/19                                                      4/12 at 102.00            AA          524,195

                                       33

                            Nuveen Quality Income Municipal Fund, Inc. (NQU) (continued)
                                   Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 11.9%

$       4,185   Public Utility District No. 1, Douglas County, Washington,            9/06 at 106.00            AA     $  5,314,029
                 Wells Hydro-Electric Revenue Bonds, Series 1986,
                 8.750%, 9/01/18

        6,750   Energy Northwest, Washington, Columbia Generation Station             7/12 at 100.00           AAA        7,158,915
                 Electric Revenue Refunding Bonds,  Series 2002B,
                 5.350%, 7/01/18

       12,415   Federal Way School District No. 210, King County, Washington,        12/03 at 100.00         A1***       13,120,048
                 Unlimited Tax General Obligation Bonds, Series 1991,
                 6.950%, 12/01/11 (Pre-refunded to 12/01/03)

        6,950   Port of Seattle, Washington, Revenue Bonds, Series 2000B,             8/10 at 100.00           AAA        7,223,413
                 5.625%, 2/01/24 (Alternative Minimum Tax)

       13,400   City of Seattle, Washington, Municipal Light and Power               12/10 at 100.00           Aa3       13,667,464
                 Revenue Bonds, Series 2000, 5.400%, 12/01/25

        1,675   Spokane Downtown Foundation, Washington, Parking Revenue              8/08 at 102.00             D          904,500
                 Bonds (River Park Square Project), Series 1998, 5.600%, 8/01/19

        9,440   City of Tacoma, Washington, Electric System Revenue Bonds,            1/11 at 101.00           AAA       10,368,518
                 Series 2001A Refunding, 5.750%, 1/01/18

        4,000   North Thurston School District No. 3, Thurston County,               12/02 at 100.00          A***        4,015,959
                 Washington, General Obligation Bonds, Series 1992,
                 6.500%, 12/01/09 (Pre-refunded to 12/01/02)

       18,145   State of Washington, Various Purpose General Obligation Bonds,        7/11 at 100.00           AAA       18,213,406
                 2001 Series 02-A, 5.000%, 7/01/23

                State of Washington, Motor Vehicle Fuel Tax General Obligation
                Bonds, Series 2002C:
        7,000    5.000%, 1/01/21                                                      1/12 at 100.00           AAA        7,079,099
        7,750    5.000%, 1/01/22                                                      1/12 at 100.00           AAA        7,797,662


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.2%

        7,545   City of La Crosse, Wisconsin, Pollution Control Refunding Revenue    12/08 at 102.00           AAA        8,118,796
                 Bonds (Dairyland Power Cooperative Project), Series 1997A,
                 5.450%, 9/01/14

        1,420   Wisconsin Housing and Economic Development Authority, Housing         1/03 at 101.00            AA        1,450,444
                 Revenue Bonds, 1992 Series A, 6.850%, 11/01/12
------------------------------------------------------------------------------------------------------------------------------------
$   1,258,855   Total Long-Term Investments (cost $1,185,943,972) - 153.0%                                            1,218,533,490
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.3%

$      10,000   New York City Transitional Finance Authority, New York, Recovery                            VMIG-1       10,000,000
                 Notes, Fiscal 2003 Series 1, Subseries 1-C, Variable Rate
                 Demand Obligations, 1.900%, 11/01/22+
------------------------------------------------------------------------------------------------------------------------------------
$      10,000   Total Short-Term Investments (cost $10,000,000)                                                          10,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                     20,057,382
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (56.8)%                                                       (452,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $796,590,872
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                       34

                            Nuveen Premier Municipal Income Fund, Inc. (NPF)
                            Portfolio of
                                       INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.8%

$       2,180   Alabama Higher Education Loan Corporation, Student Loan Revenue         No Opt. Call           AAA     $  2,297,044
                 Bonds, Series 1994D Refunding, 5.850%, 9/01/04 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.7%

        2,000   Alaska Housing Finance Corporation, General Mortgage Revenue          6/09 at 101.00           AAA        2,103,840
                 Bonds, 1999 Series A, 6.000%, 6/01/49


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 5.9%

        3,650   Gilbert Unified School District No. 41, Maricopa County, Arizona,     7/04 at 100.00           AAA        3,909,880
                 School Improvement Bonds (Project of 1993), Series 1994C,
                 6.100%, 7/01/14 (Pre-refunded to 7/01/04)

        6,000   Salt River Project Agricultural Improvement and Power District,       1/12 at 101.00            AA        6,580,740
                 Arizona, Salt River Project Electric System Refunding Revenue
                 Bonds, Series 2002A, 5.250%, 1/01/15

        7,500   Salt River Project Agricultural Improvement and Power District,       1/13 at 100.00            AA        7,544,025
                 Arizona, Salt River Project Electric System Revenue Bonds,
                 Series 2002B, 5.000%, 1/01/25


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 2.4%

        5,070   Arkansas Development Finance Authority, Single Family Mortgage        1/11 at 100.00           AAA        5,102,347
                 Revenue Bonds (Mortgage-Backed Securities Program),
                 2001 Series I, 5.300%, 7/01/33 (Alternative Minimum Tax)

          800   Arkansas Development Finance Authority, Single Family Mortgage        7/05 at 102.00           AAA          849,360
                 Revenue Bonds (Mortgage-Backed Securities Program),
                 1994 Series C, 6.600%, 7/01/17

        1,085   Arkansas Development Finance Authority, Single Family Mortgage        7/05 at 102.00           AAA        1,125,807
                 Revenue Bonds (Mortgage-Backed Securities Program),
                 1995 Series B, 6.550%, 7/01/18 (Alternative Minimum Tax)

          130   Drew County Public Facilities Board, Arkansas, Single Family          8/03 at 103.00           Aaa          134,245
                 Mortgage Revenue Refunding Bonds, Series 1993A,
                 7.900%, 8/01/11

          130   Public Facilities Board of Stuttgart, Arkansas, Single Family         9/03 at 103.00           Aaa          135,016
                 Mortgage Revenue Refunding Bonds, Series 1993A,
                 7.900%, 9/01/11


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 12.1%

        5,690   Department of Veterans Affairs of the State of California,            6/12 at 101.00           AAA        5,949,180
                 Home Purchase Revenue Bonds, Series 2002A, 5.300%, 12/01/21

                Foothill/Eastern Transportation Corridor Agency, California,
                Toll Road Revenue Bonds, Series 1995A:
       33,000    0.000%, 1/01/17                                                        No Opt. Call           AAA       17,076,180
       10,000    0.000%, 1/01/22                                                        No Opt. Call           AAA        3,755,900

       10,000   San Diego Redevelopment Agency, California, Merged Area               8/10 at 101.00           AAA       10,479,300
                 Redevelopment Project Tax Allocation Bonds, Series 2002,
                 5.000%, 8/01/17


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 0.3%

        1,000   Colorado Health Facilities Authority, Hospital Revenue Bonds         12/09 at 101.00           Aaa        1,062,640
                 (Poudre Valley Health Care, Inc.), Series 1999A, 5.750%, 12/01/23


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 1.1%

        2,000   Connecticut Development Authority, Pollution Control Revenue         10/08 at 102.00            A3        2,092,400
                 Refunding Bonds (Connecticut Light and Power Company),
                 Series 1993A, 5.850%, 9/01/28

        1,300   Connecticut Housing Finance Authority, Housing Mortgage Finance       5/06 at 102.00           AAA        1,382,849
                 Program Bonds, 1996 Series C-2, 6.250%, 11/15/18

                                       35

                            Nuveen Premier Municipal Income Fund, Inc. (NPF) (continued)
                                   Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 2.0%

                District of Columbia, University Revenue Bonds, Georgetown
                University Issue, Series 2001A:
$      14,105    0.000%, 4/01/24                                                       4/11 at 47.66           AAA     $  4,114,993
        7,625    0.000%, 4/01/25                                                       4/11 at 44.82           AAA        2,091,538


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.4%

        4,000   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,          10/06 at 102.00           AAA        4,213,520
                 5.750%, 10/01/18 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.7%

        8,000   George L. Smith II World Congress Center Authority, Georgia,          7/10 at 101.00           AAA        8,292,160
                 Refunding Revenue Bonds (Domed Stadium Project),
                 Series 2000, 5.500%, 7/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.8%

        2,250   Department of Budget and Finance of the State of Hawaii,              1/09 at 101.00           AAA        2,490,525
                 Special Purpose Revenue Bonds (Hawaii Electric Company, Inc.
                 and Subsidiaries Project), Series 1999D, 6.150%, 1/01/20
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.3%

          775   Idaho Housing and Finance Association, Single Family Mortgage         7/06 at 102.00           Aa1          826,964
                 Bonds, 1996 Series E, 6.350%, 7/01/14 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 34.6%

                City of Chicago, Illinois, General Obligation Bonds (City
                Colleges of Chicago Capital Improvement Project), Series 1999:
        8,670    0.000%, 1/01/24                                                        No Opt. Call           AAA        2,732,611
       16,670    0.000%, 1/01/26                                                        No Opt. Call           AAA        4,700,273

                Chicago School Reform Board of Trustees of the Board of
                Education of the City of Chicago, Illinois, Unlimited Tax
                General Obligation Bonds (Dedicated Tax Revenues), Series 1998A:
        3,740    0.000%, 12/01/16                                                       No Opt. Call           AAA        1,888,812
       10,000    0.000%, 12/01/20                                                       No Opt. Call           AAA        3,870,900
        9,900    0.000%, 12/01/24                                                       No Opt. Call           AAA        2,958,516

                Chicago School Reform Board of Trustees of the Board of
                Education of the City of Chicago, Illinois, Unlimited Tax
                General Obligation Bonds (Dedicated Tax Revenues), Series 1999A:
       15,000    0.000%, 12/01/21                                                       No Opt. Call           AAA        5,416,050
       10,000    0.000%, 12/01/23                                                       No Opt. Call           AAA        3,172,600

        1,010   Public Building Commission of Chicago, Illinois, Building Revenue       No Opt. Call           AAA        1,208,950
                 Bonds (Board of Education of the City of Chicago), Series 1990B,
                 7.000%, 1/01/15

       13,000   City of Chicago, Illinois, Wastewater Transmission Revenue            1/06 at 102.00           AAA       13,047,060
                 Bonds, Series 1995, 5.125%, 1/01/25

       12,130   City of Chicago, Illinois, Senior Lien Water Revenue Bonds,             No Opt. Call           AAA       13,741,956
                 Series 2001, 5.750%, 11/01/30

        7,065   Town of Cicero, Cook County, Illinois, General Obligation            12/04 at 102.00        N/R***        7,878,535
                 Tax Increment Bonds, Series 1995A, 8.125%, 12/01/12
                 (Pre-refunded to 12/01/04)

                Illinois Development Finance Authority, Multifamily Housing
                Bonds (Affordable Housing Preservation Foundation Project -
                FHA-Insured Mortgage Loans - Lawless Gardens Project), Series
                1990, Subseries B:
          600    7.650%, 7/01/07                                                      1/03 at 104.00           AAA          630,810
        5,270    7.650%, 12/31/31                                                     1/03 at 104.00           AAA        5,541,247

        4,410   Illinois Housing Development Authority, Section 8 Elderly Housing     3/03 at 102.00             A        4,502,213
                 Revenue Bonds (Garden House of Maywood Development),
                 Series 1992, 7.000%, 9/01/18

          470   Illinois Housing Development Authority, Section 8 Elderly Housing     1/03 at 102.00          A***          483,108
                 Revenue Bonds (Morningside North Development), Series 1992D,
                 6.600%, 1/01/07 (Pre-refunded to 1/01/03)

        1,500   State of Illinois, General Obligation Bonds (Illinois FIRST Program), 2/12 at 100.00           AAA        1,633,095
                 Series 2002, 5.500%, 2/01/17

        9,300   Community Unit School District No. 220 of the Counties of Lake,         No Opt. Call           AAA       10,175,874
                 Cook, Kane and McHenry, Illinois, General Obligation Bonds,
                 Series 2002, 5.250%, 12/01/18

        2,270   Metropolitan Pier and Exposition Authority, Illinois, McCormick       6/12 at 101.00           AAA        2,268,229
                 Place Expansion Project Revenue Bonds, Series 2002A,
                 5.000%, 12/15/28

                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Refunding Bonds, Series 1996A:
$       8,330    0.000%, 12/15/16                                                       No Opt. Call           AAA     $  4,216,396
       10,575    0.000%, 12/15/23                                                       No Opt. Call           AAA        3,368,666
       10,775    0.000%, 12/15/24                                                       No Opt. Call           AAA        3,230,453

        2,000   Onterie Center Housing Finance Corporation (An Illinois Not For       1/03 at 102.00           AAA        2,066,500
                 Profit Corporation), Mortgage Revenue Refunding Bonds
                 (FHA-Insured Mortgage Loan - Onterie Center Project),
                 Series 1992A, 7.050%, 7/01/27

        4,475   Town of Wood River, Wood River Township Hospital, Madison             2/04 at 102.00           N/R        3,720,828
                 County, Illinois, General Obligation Bonds (Alternate Revenue
                 Source), Series 1993, 6.625%, 2/01/14

        4,650   Town of Wood River, Wood River Township Hospital, Madison             2/04 at 102.00           N/R        3,825,834
                 County, Illinois, General Obligation Tort Immunity Bonds,
                 Series 1993, 6.500%, 2/01/14


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 6.4%

                Crown Point Multi-School Building Corporation, Indiana, First
                Mortgage Bonds (Crown Point Community School Corporation),
                Series 2000:
        7,480    0.000%, 1/15/21                                                        No Opt. Call           AAA        2,850,478
        7,980    0.000%, 1/15/22                                                        No Opt. Call           AAA        2,841,279
        6,180    0.000%, 1/15/23                                                        No Opt. Call           AAA        2,068,817

       29,255   Indianapolis Local Public Improvement Bond Bank, Indiana,               No Opt. Call           AAA        8,672,645
                 Revenue Bonds, Series 1999E, 0.000%, 2/01/25

        2,860   PHM Elementary/Middle School Building Corporation, St. Joseph           No Opt. Call             A        3,262,288
                 County, Indiana, First Mortgage Bonds, Series 1994,
                 6.300%, 1/15/09


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.6%

        1,655   Iowa Student Loan Liquidity Corporation, Student Loan Revenue        12/02 at 102.00           Aaa        1,691,278
                 Bonds, Senior Series B, 5.750%, 12/01/06 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 1.2%

          965   City of Hutchinson, Kansas, Single Family Mortgage Revenue           12/02 at 103.00           Aa3          994,819
                 Refunding Bonds, Series 1992, 8.875%, 12/01/12

        6,440   Unified Government of Wyandotte County/Kansas City,                     No Opt. Call           AAA        2,529,568
                 Kansas, Sales Tax Special Obligation Revenue Bonds (Kansas
                 International Speedway Corporation Project), Series 1999,
                 0.000%, 12/01/20


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 0.5%

        1,310   Louisiana Housing Finance Agency, Mortgage Revenue Bonds              9/05 at 103.00           AAA        1,398,857
                 (GNMA Collateralized Mortgage Loan - St. Dominic Assisted
                 Care Facility), Series 1995, 6.850%, 9/01/25


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 2.8%

        7,965   Maine Educational Loan Marketing Corporation, Subordinate               No Opt. Call            A2        8,542,303
                 Student Loan Revenue Bonds, Series 1994-B2, 6.250%, 11/01/06
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 2.0%

        6,000   Anne Arundel County, Maryland, Multifamily Housing Revenue              No Opt. Call          BBB-        6,162,960
                 Bonds (Woodside Apartments Project), Series 1994,
                 7.450%, 12/01/24 (Alternative Minimum Tax) (Mandatory
                 put 12/01/03)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.0%

                Massachusetts Municipal Wholesale Electric Company, Power Supply
                System Revenue Bonds, 1987 Series A:
            5    8.750%, 7/01/18 (Pre-refunded to 1/01/03)                            1/03 at 100.00           Aaa            5,059
            5    8.750%, 7/01/18 (Pre-refunded to 1/01/04)                            1/04 at 100.00           Aaa            5,401
            5    8.750%, 7/01/18 (Pre-refunded to 7/01/04)                            7/04 at 100.00           Aaa            5,567
            5    8.750%, 7/01/18 (Pre-refunded to 7/01/05)                            7/05 at 100.00           Aaa            5,706

                                       37

                            Nuveen Premier Municipal Income Fund, Inc. (NPF) (continued)
                                   Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS (continued)

$       3,875   Massachusetts Health and Educational Facilities Authority, Revenue    2/04 at 102.00        Aa2***     $  4,160,161
                 Refunding Bonds (FHA-Insured Project), Youville Hospital Issue,
                 Series B, 6.000%, 2/15/25 (Pre-refunded to 2/15/04)

        2,000   Massachusetts Housing Finance Agency, Rental Housing Mortgage         7/07 at 101.00           AAA        2,030,900
                 Revenue Bonds, 1997 Series C, 5.625%, 7/01/40 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.7%

        1,975   Charter Township of Clinton, County of Macomb, State of               4/09 at 101.00           AAA        1,848,225
                 Michigan, 1998 General Obligation Unlimited Tax Police Building
                 Bonds, 4.000%, 4/01/18

        3,025   Charter County of Wayne, Michigan, Airport Revenue Bonds             12/12 at 100.00           AAA        3,211,068
                 (Detroit Metropolitan Airport), Series 2002C Refunding,
                 5.375%, 12/01/19


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 7.8%

        6,900   Champlin, Minnesota, Senior Housing Revenue Bonds (Champlin           6/12 at 105.00           Aaa        6,871,503
                 Shores Senior Living Center - GNMA Guaranteed),
                 Series 2002A, 3.000%, 12/20/43

        7,990   City of Eden Prairie, Minnesota, Multifamily Housing Revenue         12/10 at 103.50           Aaa        8,551,697
                 Bonds (GNMA Collateralized Mortgage Loan - Lincoln Parc
                 Project), Series 2000A-1, 6.650%, 6/20/42

       10,780   Northwest Minnesota Multi-County Housing and Redevelopment           10/04 at 102.00           N/R        8,308,577
                 Authority, Governmental Housing Revenue Bonds (Pooled Housing
                 Program), Series 1994A, 8.125%, 10/01/26


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.1%

        8,610   Mississippi Home Corporation, Residual Revenue Capital                 3/04 at 41.66           Aaa        3,461,823
                 Appreciation Bonds, Series 1992-I, 0.000%, 9/15/16


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.2%

        5,000   State of Missouri, General Obligation Bonds, Fourth State Building   10/12 at 100.00           AAA        5,253,200
                 Refunding Series 2002A, 5.000%, 10/01/18

        1,590   Health and Educational Facilities Authority of the State of Missouri, 6/11 at 101.00           AAA        1,616,394
                 Revenue Bonds (SSM Health Care), Series 2001A, 5.250%, 6/01/28


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.9%

        2,830   City of Grand Island, Nebraska, Electric System Revenue Bonds,        3/03 at 100.00         A+***        3,145,488
                 1977 Series, 6.100%, 9/01/12

        2,350   Nebraska Higher Education Loan Program Inc., Senior Subordinate         No Opt. Call           AAA        2,592,591
                 Bonds, Series A-5B, 6.250%, 6/01/18 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 3.8%

       10,900   Clark County School District, Nevada, General Obligation Bonds,       6/12 at 100.00           AAA       11,738,646
                 Series 2002C, 5.500%, 6/15/19


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 1.9%

          690   New Hampshire Municipal Bond Bank, Educational Institutions             No Opt. Call           N/R          703,669
                 Division Revenue Bonds (1994 Coe-Brown Northwood Academy
                 Project), 7.250%, 5/01/09

        5,000   New Hampshire Housing Finance Authority, Multifamily Housing          7/10 at 101.00           Aaa        5,223,250
                 Revenue Bonds (Countryside Limited Partnership - Countryside
                 Project), 1994 Issue Remarketed, 6.100%, 7/01/24 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 3.1%

       10,000   Tobacco Settlement Financing Corporation, New Jersey, Tobacco         6/12 at 100.00            A1        9,542,300
                 Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 10.4%

        1,000   City of New York, New York, General Obligation Bonds,                   No Opt. Call             A        1,077,390
                 Fiscal 1995 Series A, 7.000%, 8/01/04

        4,000   City of New York, New York, General Obligation Bonds,                 2/06 at 101.50             A        4,168,600
                 Fiscal 1996 Series J1, 5.875%, 2/15/19

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal 1998 Series A:
        1,750    5.125%, 8/15/21 (Pre-refunded 8/15/07)                               8/07 at 101.00        AA+***        1,958,950
        2,730    5.125%, 8/15/21                                                      8/07 at 101.00           AA+        2,785,446

       10,000   Dormitory Authority of the State of New York, State University        5/10 at 101.00           AAA       11,438,500
                 Educational Facilities Revenue Bonds, Series 2000B,
                 1999 Resolution, 5.500%, 5/15/30 (Pre-refunded to 5/15/10)

                                       38

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$       1,515   New York State Medical Care Facilities Finance Agency,                2/03 at 102.00           AAA     $  1,548,421
                 Hospital and Nursing Home FHA-Insured Mortgage Revenue
                 Bonds, 1992 Series B, 6.200%, 8/15/22

        4,360   New York State Medical Care Facilities Finance Agency,                8/03 at 102.00           AAA        4,561,258
                 St. Luke's-Roosevelt Hospital Center, FHA-Insured Mortgage
                 Revenue Bonds, 1993 Series A, 5.600%, 8/15/13

        4,000   New York State Medical Care Facilities Finance Agency, Hospital       2/04 at 102.00           AAA        4,171,320
                 Insured Mortgage Revenue Bonds, 1994 Series A Refunding,
                 5.500%, 8/15/24


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 4.6%

       10,300   North Carolina Eastern Municipal Power Agency, Power System             No Opt. Call           AAA       11,829,756
                 Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22

        2,130   North Carolina Housing Finance Agency, Multifamily Revenue            1/03 at 102.00           Aa2        2,178,032
                 Refunding Bonds (1992 Refunding Bond Resolution), Series B,
                 6.900%, 7/01/24


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.7%

        2,110   Cleveland-Rock Glen Housing Assistance Corporation, Ohio,             7/04 at 103.00           AAA        2,209,149
                 Mortgage Revenue Refunding Bonds (FHA-Insured Mortgage
                 Loans - Section 8 Assisted Projects), Series 1994A,
                 6.750%, 1/15/25


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.7%

        1,990   Falls Township Hospital Authority, Pennsylvania, Refunding            2/03 at 102.00           AAA        2,112,186
                 Revenue Bonds (Delaware Valley Medical Center
                 Project - FHA-Insured Mortgage), Series 1992,
                 7.000%, 8/01/22

        5,615   City of Philadelphia, Pennsylvania, Water and Sewer Revenue             No Opt. Call           AAA        6,002,379
                 Bonds, Tenth Series, 7.350%, 9/01/04


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 4.8%

       14,800   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00            A1       14,623,584
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.7%

        2,060   Health and Educational Facilities Board of Johnson City,              7/23 at 100.00           AAA        2,098,378
                 Tennessee, Hospital Revenue Refunding and Improvement
                 Bonds (Johnson City Medical Center Hospital), Series 1998C,
                 5.125%, 7/01/25 (Pre-refunded to 7/01/23)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 10.7%

        6,415   Edgewood Independent School District, Bexar County, Texas,            8/11 at 100.00           Aaa        6,460,547
                 General Obligation Refunding Bonds, Series 2001, 5.125%, 8/15/31

       27,355   City of Houston, Texas, Hotel Occupancy Tax and Special Revenue         No Opt. Call           AAA        6,995,768
                 Bonds (Convention Project), Series 2001B, 0.000%, 9/01/27

        7,500   City of Houston, Texas, Water and Sewer System Junior Lien              No Opt. Call           AAA        8,529,675
                 Revenue Refunding Bonds, Series 2002A, 5.750%, 12/01/32

        2,000   Mansfield Independent School District, Tarrant County, Texas,         2/11 at 100.00           AAA        2,059,120
                 General Obligation Bonds, Series 2001, 5.375%, 2/15/26

        3,923   Texas General Services Commission, Participation Interests,           9/03 at 100.50             A        3,983,914
                 Series 1992, 7.500%, 9/01/22

          470   Victoria Housing Finance Corporation, Texas, Single Family Mortgage     No Opt. Call           Aaa          474,399
                 Revenue Refunding Bonds, Series 1995, 8.125%, 1/01/11

                Weatherford Independent School District, Parker County, Texas,
                Unlimited Tax School Building and Refunding Bonds, Series 2001:
        6,945    0.000%, 2/15/23                                                       2/11 at 50.24           AAA        2,186,078
        6,945    0.000%, 2/15/24                                                       2/11 at 47.44           AAA        2,060,859

                                       39

                            Nuveen Premier Municipal Income Fund, Inc. (NPF) (continued)
                                   Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.9%

$       1,000   Utah Housing Corporation, Single Family Mortgage Bonds,               7/11 at 100.00           Aa2     $  1,006,080
                 2001 Series D, 5.500%, 1/01/21 (Alternative Minimum Tax)

          350   Utah Housing Finance Agency, Single Family Mortgage Bonds,            1/07 at 102.00            AA          357,550
                 1996 Series C, 6.450%, 7/01/14 (Alternative Minimum Tax)

        1,265   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/07 at 101.50            AA        1,321,722
                 1997 Series F, 5.750%, 7/01/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.1%

        3,200   Suffolk Redevelopment and Housing Authority, Virginia,                1/03 at 103.00          Baa2        3,282,303
                 Multifamily Housing Revenue Refunding Bonds (Chase Heritage
                 at Dulles Project), Series 1994, 7.000%, 7/01/24 (Mandatory
                 put 7/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 7.5%

        6,160   Public Hospital District No. 2, King County, Washington, Limited      6/11 at 101.00           AAA        6,250,058
                 Tax General Obligation Bonds (Evergreen Healthcare),
                 Series 2001A, 5.250%, 12/01/24

        5,000   City of Seattle, Washington, Municipal Light and Power                3/11 at 100.00           AAA        5,577,399
                 Improvements and Refunding Revenue Bonds, Series 2001,
                 5.500%, 3/01/12

        9,500   State of Washington, General Obligation and General Obligation          No Opt. Call           AA+       11,054,769
                 Refunding Bonds, Series 1992A and AT-6, 6.250%, 2/01/11


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.2%

        1,205   Wisconsin Housing and Economic Development Authority, Housing         1/03 at 101.00            AA        1,230,834
                 Revenue Bonds, 1992 Series A, 6.850%, 11/01/12

        5,000   Wisconsin Health and Educational Facilities Authority, Revenue        2/10 at 101.00            AA        5,494,249
                 Bonds (Marshfield Clinic), Series 1999, 6.250%, 2/15/18
------------------------------------------------------------------------------------------------------------------------------------
$     624,318   Total Long-Term Investments (cost $438,382,565) - 150.4%                                                460,275,159
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 0.4%

$       1,345   Industrial Development Authority of the City of Independence,                                 A-1+        1,345,000
                 Missouri, Industrial Development Revenue Refunding Bonds
                 (The Groves and Graceland College Nursing Arts Center Projects),
                 Variable Rate Demand Bonds, Series A, 1.950%, 11/01/27+
------------------------------------------------------------------------------------------------------------------------------------
$       1,345   Total Short-Term Investments (cost $1,345,000)                                                            1,345,000
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.1%                                                                      9,337,700
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.9)%                                                       (165,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $305,957,859
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                       40

                            Statement of
                                ASSETS AND LIABILITIES October 31, 2002
                                                             INVESTMENT               SELECT             QUALITY             PREMIER
                                                                QUALITY              QUALITY              INCOME              INCOME
                                                                  (NQM)                (NQS)               (NQU)               (NPF)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market value       $846,239,956         $774,016,745      $1,218,533,490        $460,275,159
Temporary investments in short-term securities, at
   amortized cost, which approximates market value            1,500,000                   --          10,000,000           1,345,000
Receivables:
   Interest                                                  15,233,432           13,646,450          23,239,554           6,247,063
   Investments sold                                             190,791            2,841,200           1,090,000           4,658,520
Other assets                                                     33,409               45,528              52,895              26,037
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                          863,197,588          790,549,923       1,252,915,939         472,551,779
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                2,845,780            2,606,195           3,278,411           1,188,936
Accrued expenses:
   Management fees                                              459,050              422,256             664,434             256,135
   Other                                                        245,803              183,956             326,208             124,560
Preferred share dividends payable                                42,729               37,837              56,014              24,289
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                       3,593,362            3,250,244           4,325,067           1,593,920
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                      301,000,000          279,000,000         452,000,000         165,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                     $558,604,226         $508,299,679      $  796,590,872        $305,957,859
====================================================================================================================================
Common shares outstanding                                    35,748,959           33,887,474          54,204,488          20,091,018
====================================================================================================================================
Net asset value per Common share outstanding (net assets
   applicable to Common shares, divided by Common
   shares outstanding)                                     $      15.63         $      15.00      $        14.70        $      15.23
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                    $    357,490         $    338,875      $      542,045        $    200,910
Paid-in surplus                                             498,208,644          471,802,511         755,082,093         279,090,126
Undistributed net investment income                           5,981,643            5,625,560           7,102,394           2,887,729
Accumulated net realized gain (loss) from investments           897,555             (429,582)          1,274,822           1,886,500
Net unrealized appreciation of investments                   53,158,894           30,962,315          32,589,518          21,892,594
Net assets applicable to Common shares                     $558,604,226         $508,299,679      $  796,590,872        $305,957,859
====================================================================================================================================
Authorized shares:
   Common                                                   200,000,000          200,000,000         200,000,000         200,000,000
   Preferred                                                  1,000,000            1,000,000           1,000,000           1,000,000
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       41

                            Statement of
                                OPERATIONS Year Ended October 31, 2002
                                                             INVESTMENT               SELECT             QUALITY             PREMIER
                                                                QUALITY              QUALITY              INCOME              INCOME
                                                                  (NQM)                (NQS)               (NQU)               (NPF)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                           $47,962,044         $ 44,171,242        $ 70,702,577        $26,990,289
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                               5,329,718            4,928,202           7,806,395          2,961,277
Preferred shares - auction fees                                 752,500              697,500           1,130,000            412,500
Preferred shares - dividend disbursing agent fees                50,000               50,000              60,000             30,000
Shareholders' servicing agent fees and expenses                 102,025               90,809             153,183             58,172
Custodian's fees and expenses                                   182,997              191,904             357,042            123,985
Directors' fees and expenses                                      8,437                7,618              12,459              4,753
Professional fees                                                26,147               74,841              38,527            146,105
Shareholders' reports - printing and mailing expenses            67,649               75,831             115,856             47,496
Stock exchange listing fees                                      19,368               19,368              26,790             19,368
Investor relations expense                                      106,142              108,644             171,140             68,012
Other expenses                                                   52,631               45,343              59,858             31,206
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                    6,697,614            6,290,060           9,931,250          3,902,874
   Custodian fee credit                                         (17,912)             (30,136)            (79,256)          (43,369)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                  6,679,702            6,259,924           9,851,994          3,859,505
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        41,282,342           37,911,318          60,850,583         23,130,784
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                       895,339             (429,582)          1,692,020          1,888,384
Change in net unrealized appreciation (depreciation)
   of investments                                            (6,641,410)         (12,369,670)        (34,664,726)        (4,481,311)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                             (5,746,071)         (12,799,252)        (32,972,706)        (2,592,927)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                   (4,042,793)          (3,065,241)         (5,357,084)        (2,203,634)
From accumulated net realized gains from investments           (228,928)          (1,332,496)         (1,401,793)          (136,932)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                   (4,271,721)          (4,397,737)         (6,758,877)        (2,340,566)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                            $31,264,550         $ 20,714,329        $ 21,119,000        $18,197,291
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       42

                            Statement of
                                  CHANGES IN NET ASSETS
                                                                INVESTMENT QUALITY (NQM)                   SELECT QUALITY (NQS)
                                                           ---------------------------------        --------------------------------
                                                             YEAR ENDED           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                               10/31/02             10/31/01            10/31/02            10/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 41,282,342         $ 41,517,300        $ 37,911,318       $ 40,332,856
Net realized gain (loss) from investments                       895,339            3,148,534            (429,582)         6,782,374
Change in net unrealized appreciation (depreciation)
   of investments                                            (6,641,410)          32,498,102         (12,369,670)        25,265,085
Distributions to Preferred Shareholders:
   From net investment income                                (4,042,793)          (9,512,019)         (3,065,241)        (8,728,935)
   From accumulated net realized gains from investments        (228,928)                  --          (1,332,496)          (208,058)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                           31,264,550           67,651,917          20,714,329         63,443,322
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                  (33,499,195)         (30,394,622)        (31,783,529)       (29,529,048)
From accumulated net realized gains from investments           (738,605)                  --          (5,228,137)                --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Common shareholders                     (34,237,800)         (30,394,622)        (37,011,666)       (29,529,048)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders due to
   reinvestment of distributions                                     --                   --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                          (2,973,250)          37,257,295         (16,297,337)        33,914,274
Net assets applicable to Common shares at the
   beginning of year                                        561,577,476          524,320,181         524,597,016        490,682,742
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of year  $558,604,226         $561,577,476        $508,299,679       $524,597,016
====================================================================================================================================
Undistributed net investment income at the end of year     $  5,981,643         $  1,692,282        $  5,625,560       $  2,296,205
====================================================================================================================================

                                       43

                                 See accompanying notes to financial statements.

                            Statement of
                                CHANGES IN NET ASSETS (continued)
                                                                  QUALITY INCOME (NQU)                     PREMIER INCOME (NPF)
                                                           ---------------------------------        --------------------------------
                                                             YEAR ENDED           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                               10/31/02             10/31/01            10/31/02            10/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 60,850,583         $ 65,537,662        $ 23,130,784        $ 24,762,519
Net realized gain (loss) from investments                     1,692,020            6,316,890           1,888,384           2,200,363
Change in net unrealized appreciation (depreciation)
   of investments                                           (34,664,726)          35,316,355          (4,481,311)         14,544,248
Distributions to Preferred Shareholders:
   From net investment income                                (5,357,084)         (14,251,122)         (2,203,634)        (5,227,454)
   From accumulated net realized gains from investments      (1,401,793)            (148,749)           (136,932)                --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                           21,119,000           92,771,036          18,197,291         36,279,676
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                 (50,249,044)         (49,551,179)        (19,246,966)       (18,468,147)
From accumulated net realized gains from investments        (4,915,477)            (412,608)           (488,220)                --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Common shareholders                     (55,164,521)         (49,963,787)        (19,735,186)       (18,468,147)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders
   due to reinvestment of distributions                              --                   --                  --             580,883
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                         (34,045,521)          42,807,249          (1,537,895)         18,392,412
Net assets applicable to Common shares at the
   beginning of year                                        830,636,393          787,829,144         307,495,754         289,103,342
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of year  $796,590,872         $830,636,393        $305,957,859        $307,495,754
====================================================================================================================================
Undistributed net investment income at the end of year     $  7,102,394         $  1,873,911        $  2,887,729        $  1,130,168
====================================================================================================================================

                                       44

                                 See accompanying notes to financial statements.

                            Notes to
                                  FINANCIAL STATEMENTS


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The National Funds (the "Funds") covered in this report and their corresponding Common Share New York Stock Exchange symbols are Nuveen Investment Quality Municipal Fund, Inc. (NQM), Nuveen Select Quality Municipal Fund, Inc. (NQS), Nuveen Quality Income Municipal Fund, Inc. (NQU) and Nuveen Premier Municipal Income Fund, Inc. (NPF).

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors of the Funds or its designee may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2002, the Funds had no such outstanding purchase commitments.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended October 31, 2002, have been designated Exempt Interest Dividends.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared and paid monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

                            Notes to
                                FINANCIAL STATEMENTS (continued)



Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                        INVESTMENT       SELECT      QUALITY      PREMIER
                                                           QUALITY      QUALITY       INCOME       INCOME
                                                             (NQM)        (NQS)        (NQU)        (NPF)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                  2,500        2,000        3,000        1,000
   Series T                                                  2,500        2,000        3,000        2,800
   Series W                                                  2,500        2,800        3,000           --
   Series W2                                                    --           --        2,080           --
   Series TH                                                 2,040        1,560        4,000        2,800
   Series F                                                  2,500        2,800        3,000           --
---------------------------------------------------------------------------------------------------------
Total                                                       12,040       11,160       18,080        6,600
=========================================================================================================


Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended October 31, 2002.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective November 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to November 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets applicable to Common shares or the Common share net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation based on securities held by the Funds on November 1, 2001, as follows:

                                                        INVESTMENT       SELECT      QUALITY      PREMIER
                                                           QUALITY      QUALITY       INCOME       INCOME
                                                             (NQM)        (NQS)        (NQU)        (NPF)
---------------------------------------------------------------------------------------------------------
                                                          $574,265     $267,038     $114,353      $96,905
=========================================================================================================


The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

The net effect of this change for the fiscal year ended October 31, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

                                                        INVESTMENT       SELECT      QUALITY      PREMIER
                                                           QUALITY      QUALITY       INCOME       INCOME
                                                             (NQM)        (NQS)        (NQU)        (NPF)
---------------------------------------------------------------------------------------------------------
                                                           $89,838     $112,074     $109,688      $21,604
=========================================================================================================

Classification and Measurement of Redeemable Securities
The Funds have adopted the classification requirement of EITF D-98, Classification and Measurement of Redeemable Securities. EITFD-98 requires that Preferred shares, at liquidation value, be presented separately in the Statement of Assets and Liabilities. Accordingly, certain reclassifications have been made to the financial statements and financial highlights for all prior periods presented. The adoption of EITF D-98 had no impact on the Funds' Common share net asset values.


2. FUND SHARES
There were no share transactions for any of the Funds during the fiscal year ended October 31, 2002. During the fiscal year ended October 31, 2001, Premier Income (NPF) had 39,069 shares issued to shareholders due to reinvestment of distributions. There were no share transactions for any of the other Funds during the fiscal year ended October 31, 2001.


3. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities during the fiscal year ended October 31, 2002, were as follows:

                                                        INVESTMENT       SELECT      QUALITY      PREMIER
                                                           QUALITY      QUALITY       INCOME       INCOME
                                                             (NQM)        (NQS)        (NQU)        (NPF)
---------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                      $51,552,565 $147,082,858 $396,321,532 $110,531,917
   Short-term securities                                11,500,000   37,000,000   51,700,000   63,495,000
Sales and maturities:
   Long-term municipal securities                       43,771,581  154,509,298  412,171,678  118,873,574
   Short-term securities                                12,000,000   37,000,000   41,700,000   62,150,000
=========================================================================================================


4. INCOME TAX INFORMATION
The following information is presented on an income tax basis as of October 31, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

                                                        INVESTMENT        SELECT         QUALITY       PREMIER
                                                           QUALITY       QUALITY          INCOME        INCOME
                                                             (NQM)         (NQS)           (NQU)         (NPF)
--------------------------------------------------------------------------------------------------------------
Cost of Investments                                   $794,149,391  $742,732,768  $1,196,134,231  $439,614,411
==============================================================================================================

                                                        INVESTMENT        SELECT      QUALITY       PREMIER
                                                           QUALITY       QUALITY       INCOME        INCOME
                                                             (NQM)         (NQS)        (NQU)         (NPF)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                        $68,021,856   $46,686,780  $73,031,677   $26,916,276
   Depreciation                                        (14,431,291)  (15,402,803) (40,632,418)   (4,910,528)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments             $53,590,565   $31,283,977  $32,399,259   $22,005,748
===========================================================================================================

The tax components of undistributed net investment income and net realized gains at October 31, 2002, were as follows:

                                                        INVESTMENT        SELECT      QUALITY      PREMIER
                                                           QUALITY       QUALITY       INCOME       INCOME
                                                             (NQM)         (NQS)        (NQU)        (NPF)
----------------------------------------------------------------------------------------------------------
Undistributed tax-exempt income                         $8,306,281    $8,021,216  $11,216,519   $4,421,589
Undistributed ordinary income *                            199,961        48,462           --        4,647
Undistributed net long-term capital gains                  897,555            --    1,689,131    1,886,500
==========================================================================================================

                            Notes to
                                FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the fiscal year ended October 31, 2002, were designated for purposes of the dividends paid deduction as follows:

                                                        INVESTMENT       SELECT      QUALITY      PREMIER
                                                           QUALITY      QUALITY       INCOME       INCOME
                                                             (NQM)        (NQS)        (NQU)        (NPF)
---------------------------------------------------------------------------------------------------------
Distributions from tax-exempt income                   $37,269,102  $34,419,253  $55,481,812  $21,382,991
Distributions from ordinary income *                         1,870      364,764           --           --
Distributions from net long-term capital gains             967,533    6,367,510    6,317,270      625,152
=========================================================================================================

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2002, Select Quality (NQS) had an unused capital loss carryforward of $429,582, available to be applied against future capital gains, if any. If not applied, the carryforward will expire in the year 2010.


5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:



AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                           .6500 of 1%
For the next $125 million                                            .6375 of 1
For the next $250 million                                            .6250 of 1
For the next $500 million                                            .6125 of 1
For the next $1 billion                                              .6000 of 1
For the next $3 billion                                              .5875 of 1
For net assets over $5 billion                                       .5750 of 1
================================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.


6. INVESTMENT COMPOSITION
At October 31, 2002, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                       INVESTMENT       SELECT      QUALITY      PREMIER
                                                          QUALITY      QUALITY       INCOME       INCOME
                                                            (NQM)        (NQS)        (NQU)        (NPF)
---------------------------------------------------------------------------------------------------------
Consumer Staples                                               5%           5%            5%          5%
Education and Civic Organizations                              3            1             2           5
Healthcare                                                    11           16             9           4
Housing/Multifamily                                            7            6             4          13
Housing/Single Family                                          5            9             5           4
Tax Obligation/General                                        15            8            20          19
Tax Obligation/Limited                                         9            9             7          18
Transportation                                                11           12            11           2
U.S. Guaranteed                                               19           15            16          14
Utilities                                                      7           12            11           8
Water and Sewer                                                6            5             8           8
Other                                                          2            2             2           -
--------------------------------------------------------------------------------------------------------
                                                             100%         100%          100%        100%
========================================================================================================

Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (65% for Investment Quality (NQM), 61% for Select Quality (NQS), 60% for Quality Income (NQU) and 60% for Premier Income (NPF)).

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.


7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 2, 2002, to shareholders of record on November 15, 2002, as follows:

                                                        INVESTMENT       SELECT      QUALITY      PREMIER
                                                           QUALITY      QUALITY       INCOME       INCOME
                                                             (NQM)        (NQS)        (NQU)        (NPF)
---------------------------------------------------------------------------------------------------------
Dividend per share                                          $.0815       $.0805       $.0790       $.0810
=========================================================================================================

                                   Financial
                                          HIGHLIGHTS

Selected data for a Common share outstanding throughout each year:
                                                         Investment Operations                           Less Distributions
                                     ------------------------------------------------------------- ------------------------------
                                                              Distributions  Distributions
                                                                   from Net           from                Net
                          Beginning                      Net     Investment        Capital         Investment    Capital
                             Common                Realized/      Income to       Gains to          Income to   Gains to
                              Share         Net   Unrealized      Preferred      Preferred             Common     Common
                          Net Asset  Investment   Investment         Share-         Share-             Share-     Share-
                              Value      Income  Gain (Loss)        holders+       holders+  Total    holders    holders    Total
==================================================================================================================================
INVESTMENT QUALITY (NQM)
Year Ended 10/31:
2002(a)                      $15.71       $1.15       $ (.15)         $(.11)         $(.01)  $ .88     $ (.94)     $(.02)  $ (.96)
2001                          14.67        1.16         1.00           (.27)            --    1.89       (.85)        --     (.85)
2000                          14.03        1.21          .66           (.34)            --    1.53       (.89)        --     (.89)
1999                          16.00        1.21        (1.96)          (.24)            --    (.99)      (.96)        --     (.96)
1998                          15.77        1.22          .25           (.25)            --    1.22       (.98)      (.01)    (.99)

SELECT QUALITY (NQS)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                       15.48        1.12         (.38)          (.09)          (.04)    .61       (.94)      (.15)   (1.09)
2001                          14.48        1.19          .95           (.26)          (.01)   1.87       (.87)        --     (.87)
2000                          14.05        1.22          .47           (.34)            --    1.35       (.92)        --     (.92)
1999                          15.68        1.22        (1.64)          (.24)            --    (.66)      (.96)        --     (.96)
1998                          15.48        1.23          .19           (.25)            --    1.17       (.97)        --     (.97)

QUALITY INCOME (NQU)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                       15.32        1.12         (.59)          (.10)          (.03)    .40       (.93)      (.09)   (1.02)
2001                          14.53        1.21          .76           (.26)            --    1.71       (.91)      (.01)    (.92)
2000                          14.33        1.28          .21           (.34)            --    1.15       (.95)        --     (.95)
1999                          15.83        1.27        (1.48)          (.25)            --    (.46)     (1.03)        --    (1.03)
1998                          15.73        1.27          .12           (.26)            --    1.13      (1.03)        --    (1.03)

PREMIER INCOME (NPF)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                       15.31        1.15         (.13)          (.11)          (.01)    .90       (.96)      (.02)    (.98)
2001                          14.42        1.23          .84           (.26)            --    1.81       (.92)        --     (.92)
2000                          14.24        1.26          .21           (.34)            --    1.13       (.95)        --     (.95)
1999                          15.76        1.22        (1.51)          (.24)            --    (.53)      (.97)        --     (.97)
1998                          15.62        1.22          .17           (.25)            --    1.14      (1.00)        --    (1.00)
==================================================================================================================================
                                                                  Total Returns
                                                               ------------------
                              Offering                                      Based
                             Costs and       Ending                            on
                             Preferred       Common             Based      Common
                                 Share        Share    Ending      on   Share Net
                          Underwriting    Net Asset    Market  Market       Asset
                             Discounts        Value     Value   Value*      Value*
==================================================================================
INVESTMENT QUALITY (NQM)
Year Ended 10/31:
2002(a)                           $ --       $15.63  $14.9900    7.71%       5.85%
2001                                --        15.71   14.8400   22.33       13.16
2000                                --        14.67   12.8750    3.70       11.38
1999                              (.02)       14.03   13.3125   (8.51)      (6.64)
1998                                --        16.00   15.5000    5.97        7.97

SELECT QUALITY (NQS)
----------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                             --        15.00   14.4000    5.24        4.22
2001                                --        15.48   14.7500   20.09       13.23
2000                                --        14.48   13.0625    6.85       10.02
1999                              (.01)       14.05   13.1250  (13.63)      (4.55)
1998                                --        15.68   16.1875   10.96        7.77

QUALITY INCOME (NQU)
----------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                             --        14.70   14.0400    3.05        2.71
2001                                --        15.32   14.6200   18.72       12.09
2000                                --        14.53   13.1250     .73        8.37
1999                              (.01)       14.33   14.0000  (11.17)      (3.20)
1998                                --        15.83   16.8125    9.64        7.37

PREMIER INCOME (NPF)
----------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                             --        15.23   14.5200    4.57        6.19
2001                                --        15.31   14.8400   15.93       12.89
2000                                --        14.42   13.6250    9.71        8.22
1999                              (.02)       14.24   13.3125  (17.25)      (3.71)
1998                                --        15.76   17.1250   10.29        7.49
==================================================================================
                                                      Ratios/Supplemental Data
                          ------------------------------------------------------------------------------------
                                                Before Credit                After Credit**
                                        --------------------------    --------------------------
                                                      Ratio of Net                  Ratio of Net
                                          Ratio of      Investment      Ratio of      Investment
                                Ending    Expenses       Income to      Expenses       Income to
                                   Net  to Average      Average to       Average         Average
                                Assets  Net Assets      Net Assets    Net Assets      Net Assets
                            Applicable  Applicable      Applicable    Applicable      Applicable     Portfolio
                             to Common   to Common       to Common     to Common       to Common      Turnover
                           Shares (000)     Shares++        Shares++      Shares++        Shares++        Rate
===============================================================================================================
INVESTMENT QUALITY (NQM)
Year Ended 10/31:
2002(a)                       $558,604        1.21%           7.48%         1.21%           7.49%            5%
2001                           561,577        1.24            7.56          1.23            7.56            17
2000                           524,320        1.24            8.57          1.22            8.59            35
1999                           501,508        1.17            7.85          1.16            7.86            16
1998                           570,150        1.12            7.66          1.12            7.66             7

SELECT QUALITY (NQS)
---------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                        508,300        1.24            7.46          1.23            7.47            19
2001                           524,597        1.24            7.89          1.23            7.89            28
2000                           490,683        1.22            8.67          1.21            8.68            30
1999                           476,102        1.17            8.07          1.16            8.08            27
1998                           529,774        1.14            7.87          1.14            7.87             7

QUALITY INCOME (NQU)
---------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                        796,591        1.23            7.50          1.22            7.51            32
2001                           830,636        1.21            8.05          1.21            8.06            30
2000                           787,829        1.21            8.95          1.20            8.95            23
1999                           776,845        1.17            8.27          1.16            8.27            13
1998                           851,408        1.13            8.08          1.13            8.08            19

PREMIER INCOME (NPF)
---------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                        305,958        1.29            7.66          1.28            7.67            25
2001                           307,496        1.28            8.25          1.26            8.26            14
2000                           289,103        1.27            8.84          1.26            8.85             9
1999                           285,509        1.19            7.98          1.18            7.99            11
1998                           314,149        1.15            7.80          1.15            7.80            19
===============================================================================================================
                             Preferred Shares at End of Year
                          --------------------------------------
                            Aggregate    Liquidation
                               Amount     and Market       Asset
                          Outstanding          Value    Coverage
                                 (000)     Per Share   Per Share
================================================================
INVESTMENT QUALITY (NQM)
Year Ended 10/31:
2002(a)                      $301,000        $25,000     $71,396
2001                          301,000         25,000      71,643
2000                          301,000         25,000      68,548
1999                          301,000         25,000      66,654
1998                          250,000         25,000      82,015

SELECT QUALITY (NQS)
----------------------------------------------------------------
Year Ended 10/31:
2002(a)                       279,000         25,000      70,547
2001                          279,000         25,000      72,007
2000                          279,000         25,000      68,968
1999                          279,000         25,000      67,661
1998                          240,000         25,000      80,185

QUALITY INCOME (NQU)
----------------------------------------------------------------
Year Ended 10/31:
2002(a)                       452,000         25,000      69,059
2001                          452,000         25,000      70,942
2000                          452,000         25,000      68,575
1999                          452,000         25,000      67,967
1998                          400,000         25,000      78,213

PREMIER INCOME (NPF)
----------------------------------------------------------------
Year Ended 10/31:
2002(a)                       165,000         25,000      71,357
2001                          165,000         25,000      71,590
2000                          165,000         25,000      68,804
1999                          165,000         25,000      68,259
1998                          140,000         25,000      81,098
================================================================

* Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.

**   After custodian fee credit, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) As required, effective November 1, 2001, the Funds adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended October 31, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share and increase each ratio of net investment income to average net assets applicable to Common shares as follows:


                                    INVESTMENT    SELECT   QUALITY   PREMIER
                                       QUALITY   QUALITY    INCOME    INCOME
                                         (NQM)     (NQS)     (NQU)     (NPF)
                                    ----------------------------------------
     2002 per share impact ($)              --        --        --        --
     2002 income ratio impact (%)          .02       .02       .01       .01

     The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


                                 See accompanying notes to financial statements.

                                  50-51 SPREAD

Directors
       AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Directors of the Funds. The number of directors of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the directors who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the directors and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.


                                                 YEAR FIRST
                                                 ELECTED OR                                                        NUMBER OF FUNDS
                                                 APPOINTED AND  PRINCIPAL OCCUPATION(S)                            IN NUVEEN COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD    TERM OF        INCLUDING OTHER DIRECTORSHIPS                      OVERSEEN BY
AND ADDRESS                  WITH THE FUND       OFFICE (a)     DURING PAST 5 YEARS                                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

DIRECTOR WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY R. SCHWERTFEGER (1)  Chairman of the     1994           Chairman and Director (since 1996) of The John     141
3/28/1949                    Board and           Term:          Nuveen Company, Nuveen Investments, Nuveen
333 W. Wacker Drive          Director            one year (2)   Advisory Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                               Corp.; Chairman and Director (since 1997) of
                                                                Nuveen Asset Management Inc.; Director (since
                                                                1996) of Institutional Capital Corporation;
                                                                Chairman and Director (since 1999) of Rittenhouse
                                                                Financial Services Inc.


DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
ROBERT P. BREMNER            Director            1997           Private Investor and Management Consultant.        122
8/22/1940                                        Term:
333 W. Wacker Drive                              one year (2)
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
LAWRENCE H. BROWN            Director            1993           Retired (1989) as Senior Vice President of The     122
7/29/1934                                        Term:          Northern Trust Company.
333 W. Wacker Drive                              one year (2)
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
ANNE E. IMPELLIZZERI         Director            1994           Retired (2002); formerly, Executive Director       122
1/26/1933                                        Term:          (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                              one year (2)   Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                               President and Chief Executive Officer of
                                                                Blanton-Peale Institutes of Religion and Health;
                                                                prior thereto, Vice President, Metropolitan Life
                                                                Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
PETER R. SAWERS              Director            1991           Adjunct Professor of Business and Economics,       122
4/3/1933                                         Term:          University of Dubuque, Iowa; Director, Executive
333 W. Wacker Drive                              one year (2)   Service Corps of Chicago (not-for-profit); Director,
Chicago, IL 60606                                               Hadley School for the Blind (not-for-profit);
                                                                formerly (1991-2000) Adjunct Professor, Lake Forest
                                                                Graduate School of Management, Lake Forest,
                                                                Illinois; prior thereto, Executive Director, Towers
                                                                Perrin Australia, a management consulting firm;
                                                                Chartered Financial Analyst; Certified Management
                                                                Consultant.

                                       52

                                                 YEAR FIRST
                                                 ELECTED OR                                                        NUMBER OF FUNDS
                                                 APPOINTED AND  PRINCIPAL OCCUPATION(S)                            IN NUVEEN COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD    TERM OF        INCLUDING OTHER DIRECTORSHIPS                      OVERSEEN BY
AND ADDRESS                  WITH THE FUND       OFFICE (a)     DURING PAST 5 YEARS                                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM J. SCHNEIDER         Director            1997           Senior Partner and Chief Operating Officer,        122
9/24/1944                                        Term:          Miller-Valentine Group, Vice President,
333 W. Wacker Drive                              one year (2)   Miller-Valentine Realty, a construction company;
Chicago, IL 60606                                               Chair, Miami Valley Hospital; Vice Chair, Dayton
                                                                Development Coalition; formerly, Member,
                                                                Community Advisory Board, National City Bank,
                                                                Dayton, Ohio; and Business Advisory Council,
                                                                Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
JUDITH M. STOCKDALE          Director            1997           Executive Director, Gaylord and Dorothy            122
12/29/1947                                       Term:          Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                              one year (2)   thereto, Executive Director, Great Lakes
Chicago, IL 60606                                               Protection Fund (from 1990 to 1994).

                                                                                                                   NUMBER OF FUNDS
                                                 YEAR FIRST     PRINCIPAL OCCUPATION(S)                            IN NUVEEN COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD    ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                      OVERSEEN BY
AND ADDRESS                  WITH THE FUND       APPOINTED (b)  DURING PAST 5 YEARS                                OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL T. ATKINSON          Vice President      2002           Vice President (since January 2002), formerly,     141
2/3/1966                                                        Assistant Vice President (since 2000), previously,
333 W. Wacker Drive                                             Associate of Nuveen Investments.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
PAUL L. BRENNAN              Vice President      2002           Vice President (since January 2002), formerly,     135
11/10/1966                                                      Assistant Vice President of Nuveen
333 W. Wacker Drive                                             Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
PETER H. D'ARRIGO            Vice President and  1999           Vice President of Nuveen Investments (since        141
11/28/1967                   Treasurer                          1999), prior thereto, Assistant Vice President
333 W. Wacker Drive                                             (from 1997); Chartered Financial Analyst.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
SUSAN M. DESANTO             Vice President      2001           Vice President of Nuveen Advisory Corp. (since     141
9/8/1954                                                        2001); previously, Vice President of Van Kampen
333 W. Wacker Drive                                             Investment Advisory Corp. (since 1998); prior
Chicago, IL 60606                                               thereto, Assistant Vice President of Van Kampen
                                                                Investment Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
JESSICA R. DROEGER           Vice President      2002           Vice President (since January 2002), Assistant     141
9/24/1964                    and Secretary                      General Counsel and Assistant Secretary (since
333 W. Wacker Drive                                             1998), formerly Assistant Vice President of Nuveen
Chicago, IL 60606                                               Investments; Vice President (since January 2002)
                                                                and Assistant Secretary (since 1998), formerly
                                                                Assistant Vice President of Nuveen Advisory Corp.
                                                                and Nuveen Institutional Advisory Corp.; prior
                                                                thereto, Associate at the law firm D'Ancona
                                                                Partners LLC.

                                       53


Directors
       AND OFFICERS (CONTINUED)
                                                                                                                   NUMBER OF FUNDS
                                                 YEAR FIRST     PRINCIPAL OCCUPATION(S)                            IN NUVEEN COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD    ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                      OVERSEEN BY
AND ADDRESS                  WITH THE FUND       APPOINTED (b)  DURING PAST 5 YEARS                                OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
LORNA C. FERGUSON            Vice President      1998           Vice President of Nuveen Investments; Vice         141
10/24/1945                                                      President (since 1998) of Nuveen Advisory Corp.
333 W. Wacker Drive                                             and Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. FITZGERALD        Vice President      1995           Managing Director (since January 2002) of Nuveen   141
3/2/1964                                                        Investments; Managing Director of Nuveen Advisory
333 W. Wacker Drive                                             Corp. and Nuveen Institutional Advisory Corp. (since
Chicago, IL 60606                                               2001); prior thereto, Vice President of Nuveen
                                                                Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
STEPHEN D. FOY               Vice President and  1998           Vice President of Nuveen Investments and           141
5/31/1954                    Controller                         (since 1998) The John Nuveen Company;
333 W. Wacker Drive                                             Certified Public Accountant.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
J. THOMAS FUTRELL            Vice President      1992           Vice President of Nuveen Advisory Corp.;           135
7/5/1955                                                        Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
RICHARD A. HUBER             Vice President      1997           Vice President of Nuveen Institutional Advisory    135
3/26/1963                                                       Corp. (since 1998) and Nuveen Advisory Corp.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
STEVEN J. KRUPA              Vice President      1990           Vice President of Nuveen Advisory Corp.            135
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
DAVID J. LAMB                Vice President      2000           Vice President (since 2000) of Nuveen Investments, 141
3/22/1963                                                       previously Assistant Vice President (since 1999);
333 W. Wacker Drive                                             prior thereto, Associate of Nuveen Investments;
Chicago, IL 60606                                               Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
TINA M. LAZAR                Vice President      2002           Vice President (since 1999), previously,           141
8/27/1961                                                       Assistant Vice President (since 1993) of
333 W. Wacker Drive                                             Nuveen Investments.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
LARRY W. MARTIN              Vice President and  1992           Vice President, Assistant Secretary and            141
7/27/1951                    Assistant Secretary                Assistant General Counsel of Nuveen
333 W. Wacker Drive                                             Investments; Vice President and Assistant
Chicago, IL 60606                                               Secretary of Nuveen Advisory Corp. and Nuveen
                                                                Institutional Advisory Corp.; Vice President and
                                                                Assistant Secretary of The John Nuveen
                                                                Company and Nuveen Asset Management, Inc.

                                       54

                                                                                                                   NUMBER OF FUNDS
                                                 YEAR FIRST     PRINCIPAL OCCUPATION(S)                            IN NUVEEN COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD    ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                      OVERSEEN BY
AND ADDRESS                  WITH THE FUND       APPOINTED (b)  DURING PAST 5 YEARS                                OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
EDWARD F. NEILD, IV          Vice President      1996           Managing Director (since January 2002) of Nuveen   141
7/7/1965                                                        Investments; Managing Director (since 1997) of
333 W. Wacker Drive                                             Nuveen Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                               Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. O'SHAUGHNESSY      Vice President      2002           Vice President (since January 2002), formerly,     135
9/4/1960                                                        Assistant Vice President (since 1998) of Nuveen
333 W. Wacker Drive                                             Advisory Corp.; prior thereto, Portfolio
Manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
THOMAS C. SPALDING           Vice President      1987           Vice President of Nuveen Advisory Corp. and        135
7/31/1951                                                       Nuveen Institutional Advisory Corp.; Chartered
333 W. Wacker Drive                                             Financial Analyst.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
GIFFORD R. ZIMMERMAN         Chief               1992           Managing Director (since January 2002, formerly    141
9/9/1956                     Administrative                     Vice President), Assistant Secretary and Associate
333 W. Wacker Drive          Officer                            General Counsel (formerly Assistant General Counsel)
Chicago, IL 60606                                               of Nuveen Investments; Managing Director (since
                                                                January 2002, formerly Vice President) and
                                                                Assistant Secretary of Nuveen Advisory Corp. and
                                                                Nuveen Institutional Advisory Corp.; Vice President
                                                                and Assistant Secretary of The John Nuveen
                                                                Company; Chartered Financial Analyst.



(a) Year First Elected or Appointed is the year presented or each Fund's respective inception date if later.

(b) Year First Elected or Appointed is the year presented or each Fund's respective inception date if later. Officers serve one year terms through July of each year.

(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.

(2) Directors are elected each year by shareholders and serve a one year term until his/her successor is elected.

                             Build Your Wealth
                                    AUTOMATICALLY

SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                             Fund
                               INFORMATION


BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank &Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL


GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the twelve-month period ended October 31, 2002. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                             Serving Investors
                                FOR GENERATIONS

PHOTO OF: John Nuveen, Sr.

For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.


Logo: NUVEEN Investments

Nuveen Investments o 333 West Wacker Drive
Chicago, IL 60606 o www.nuveen.com                                   EAN-C-1002D